As filed with the Securities and Exchange Commission on June 6, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21833

RMK Multi-Sector High Income Fund, Inc.

(Exact name of Registrant as specified in charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of principal executive offices) (Zip code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100 with copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders of RMK Multi-Sector High Income Fund, Inc. (the “Fund”) pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

**Annual Report**
March 31, 2007

# RMK

Advantage Income Fund, Inc.
High Income Fund, Inc.
Multi-Sector High Income Fund, Inc.
Strategic Income Fund, Inc.

There is no assurance that the Funds will achieve their investment objectives. The Funds are subject to market risk, which include the possibilities that the market values of the securities owned by the Funds will decline or that the shares of the Funds will trade at lower prices in the market. Accordingly, you can lose money investing in the Funds.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

i

LETTER TO STOCKHOLDERS

Dear Fellow Stockholders,

We are pleased to present the enclosed combined annual report for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each a “Fund” and, collectively, the “Funds”). In this report, you will find information on each Fund’s investment objective and strategy and learn how your investment performed during the fiscal year ended March 31, 2007. The portfolio manager will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund’s audited financial statements and portfolio of investments as of March 31, 2007.

As always, we appreciate your continued support of the Regions Morgan Keegan closed-end funds. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us toll-free at 800-564-2188.

Sincerely,

Brian B. Sullivan, CFA

President

May 21, 2007

RMK ADVANTAGE INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Advantage Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred stock. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amount borrowed). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

RMK ADVANTAGE INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of (8.52)% and 1.53%, respectively, based on market price and reinvested dividends and other distributions. For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of 3.24% and 6.21%, respectively, based on net asset value and reinvested dividends and other distributions. For the six months and the twelve months ended March 31, 2007, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 5.37% and 9.71%, respectively.

Since our last report, the Fund’s market price share performance has been negatively impacted by the reduction of the monthly distribution rate from $0.15 per share to $0.14 per share. The Fund’s performance has also been negatively impacted by the recent turmoil in the mortgage market. During the months leading up to the reduction of the Fund’s distribution rate, portfolio earnings were increasingly under pressure due to consistently rising costs associated with the leverage (borrowed money) employed by the Fund and by a prolonged period of contracting credit spreads. The combination of these two market forces resulted in lower net earnings to the Fund and required a reduction in the distribution rate beginning in December 2006.

Since December, the U.S. mortgage-backed securities market has undergone serious turmoil, most notably in the sub-prime home equity arena. While this downward volatility in the mortgage-backed arena has had a negative impact on the net asset value of the Fund, it has also provided an opportunity to buy assets at considerably higher yields than have been available for more than two years. Strategically redeploying assets during this market upheaval may be difficult from a net asset value perspective for a period of time, but this is also the best opportunity we have seen in years to secure better portfolio earnings for quarters to come.

Although we made material shifts out of consumer oriented debt (home equity, credit cards), we still have a meaningful weighting. Corporate debt continues to outperform most other categories—in fact, the lower the credit rating, the more favorably it is viewed by the market. Some profit taking in this sector is probably warranted at this point in the economic cycle. It is our expectation that 2007 will prove to be a period of slower economic growth and a transition year for the Federal Reserve Board. That is, we expect the Federal Reserve Board to leave rates unchanged, perhaps through the summer; however, during the second half of this year, we expect the Federal Reserve Board to begin lowering interest rates as the

RMK ADVANTAGE INCOME FUND, INC.

U.S. economy experiences very sluggish growth quarters. Fixed rate securities will be a focus as will badly oversold consumer credit items.

James C. Kelsoe, Jr., CFA Senior Portfolio Manager Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF MARCH 31, 2007

Average Credit Quality	BB
Current Yield	10.98%
Yield to Maturity	12.13%
Duration	4.29 Years
Average Effective Maturity	5.71 Years
Percentage of Leveraged Assets	26%
Total Number of Holdings	307

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF MARCH 31, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	3.8%	CCC	14.2%
BBB	21.0%	CC	2.4%
BB	21.4%	D	0.4%
B	13.8%	Not Rated	23.0%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF MARCH 31, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	29.5%
Collateralized Debt Obligations	24.8%
Collateralized Mortgage Obligations	14.7%
Common Stocks	9.1%
Home Equity Loans	7.9%
Equipment Leases	5.0%
Preferred Stocks	3.8%
Collateralized Loan Obligations	1.9%
Certificate-Backed Obligations	1.0%
Other	0.3%
Short-Term Investments	2.0%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK ADVANTAGE INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK Advantage Income Fund, Inc. (NYSE: RMA) from the commencement of investment operations on November 8, 2004 to March 31, 2007.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

RMK ADVANTAGE INCOME FUND, INC.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF MARCH 31, 2007	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(1)
MARKET VALUE	(8.52)%	1.53%	13.10%
NET ASSET VALUE	3.24%	6.21%	8.70%
LEHMAN BROTHERS BA HIGH YIELD INDEX(2)	5.37%	9.71%	N/A
*	Not annualized for periods less than one year.
(1)	The Fund commenced investment operations on November 8, 2004.
(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Investment Grade–19.6% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.5%
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.150% 7/5/36 (a)	$2,310,000

	Collateralized Debt Obligations (“CDO”)–14.2%
3,000,000	Broderick CDO Ltd. 2007-3A D, 9.163% 12/6/50 (a)	2,940,000
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/5/51	2,820,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40	1,690,254
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)	1,870,000
3,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)	2,910,000
3,000,000	Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)	2,910,000
1,985,322	Millstone III-A CDO Ltd., 4.300% 7/5/46	1,905,909
3,863,717	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)	3,631,894
3,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	2,955,000
2,000,000	Norma CDO Ltd. 2007-1A E, 9.765% 3/11/49 (a)	1,800,000
6,000,000	Palmer Square 2A CN, 6.952% 11/2/45 (a)	5,940,000
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	1,820,000
1,976,164	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	1,894,727
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	5,966,400
3,922,479	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	3,859,719
3,000,000	Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)	3,000,000
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/16/47 (a)	930,000
2,000,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,840,000
1,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	1,022,500
3,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	2,902,500
4,528,703	Witherspoon CDO Funding Ltd. 2004-1A, 7.500% 9/15/39	4,415,485

		59,024,388

	Equipment Leases–0.9%
3,793,301	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	3,869,167

	Home Equity Loans (Non-High Loan-To-Value)–4.0%
1,000,000	ACE Securities Corp. 2004-HE1 M5, 7.270% 3/25/34	870,000
7,613,000	ACE Securities Corp. 2004-HE3 M11, 8.820% 11/25/34	6,471,050
2,119,000	Asset-Backed Securities Corp. Home Equity 2005-HE1 M10, 7.967% 3/25/35	1,864,720
2,681,000	Bear Stearns Asset-Backed Securities, Inc. 2004-HE9 M7B, 9.320% 11/25/34	2,386,090
1,000,000	Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35	930,070
612,056	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	597,204
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.320% 4/25/35 (a)	1,540,000
2,000,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)	1,852,400

		16,511,534

	Total Asset-Backed Securities–Investment Grade (cost $82,773,533)	81,715,089

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated–34.4% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.7%
2,000,000	Goldman Sachs Asset Management CBO II 2A D1, 11.620% 11/5/12 (a)	$2,015,620
2,451,074	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.109% 12/13/36 (a)	931,408

		2,947,028

	Collateralized Debt Obligations (“CDO”)–18.7%
2,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	1,820,000
4,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	1,600,000
5,000,000	Aladdin CDO I Ltd. 2006-3A, 10.350% 10/31/13 (a)	2,412,500
2,000,000	Alesco Preferred Funding Ltd. 13A I, 10.000% 9/23/37	1,928,900
4,000,000	Attentus CDO Ltd. 2006-2A, 10.000% 10/9/41	3,940,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)	1,950,000
3,000,000	Attentus CDO Ltd. 2007-3A, 10.000% 10/11/42	2,760,000
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	2,947,500
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	670,000
1,000,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	993,120
5,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	4,437,500
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)	1,620,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	2,490,000
3,000,000	Equinox Funding 1A D, 12.277% 11/15/12 (a)	1,680,000
4,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	3,996,800
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	1,680,000
3,825,186	Hewett’s Island CDO Ltd. 2004-1A, 12.390% 12/15/16	3,691,305
2,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	1,560,000
2,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	2,000,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.350% 4/30/14 (a)	6,240,000
999,741	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)	868,285
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	1,840,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,660,000
3,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (a)	2,700,000
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	5,053,000
2,846,176	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	2,800,467
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,920,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41	2,000,000
2,000,000	Trapeza CDO I LLC 2007-12A F, 9.852% 4/6/42 (a)	1,968,000
2,500,000	Tricadia CDO Ltd. 2006-5A, Zero Coupon Bond 6/19/46 (a)	1,912,500
3,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	2,841,000

		77,980,877

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Loan Obligations (“CLO”)–2.5%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	$903,050
2,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	1,930,000
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21	2,910,000
3,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	2,955,000
2,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	1,880,000

		10,578,050

	Equipment Leases–5.7%
7,594,200	Aerco Limited 1X C1, 6.670% 7/15/23	1,822,607
7,123,631	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	2,635,744
7,247,186	Aerco Limited 2A C2, 7.370% 7/15/25 (a)	2,101,684
8,250,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	6,125,625
5,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	3,459,375
819,944	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	590,360
1,743,446	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	1,272,716
5,826,792	DVI Receivables Corp. 2002-1 A3A, 5.670% 6/11/10	3,029,932
3,160,472	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	916,537
4,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	1,780,000

		23,734,580

	Franchise Loans–0.2%
1,617,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	791,117

	Home Equity Loans (Non-High Loan-To-Value)–6.5%
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	1,420,000
3,000,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	1,980,000
2,000,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	1,280,000
7,038,000	Equifirst Mortgage Loan Trust 2004-3 B2, 8.720% 12/25/34 (a)	5,560,020
1,000,000	Equifirst Mortgage Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	800,000
2,000,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.820% 10/25/35 (a)	1,620,000
4,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	2,200,000
2,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	1,360,000
3,000,000	Structured Asset Securities Corp. 2005-S6 B3, 7.820% 11/25/35 (a)	2,486,250
4,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	720,000
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	554,695
2,032,657	Terwin Mortgage Trust 2005-7SL, 4.265% 7/25/35 (a)	304,899
4,408,953	Terwin Mortgage Trust 2005-11SL B7, 5.000% 11/25/36 (a)	1,454,954
6,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37 (a)	2,640,000
4,092,073	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)	2,864,451

		27,245,269

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Manufactured Housing Loans–0.1%
409,376	Bombardier Capital Mortgage Securitization Corp. 2001-A M2, 8.265% 12/15/30	$42,985

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $166,094,793)	143,319,906

Corporate Bonds–Investment Grade–3.3% of Net Assets
	Finance–0.2%
1,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	990,000

	Special Purpose Entities–3.1%
2,000,000	Canal Pointe II LLC., 5.340% 6/25/14 (a)	2,000,000
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)	2,730,000
3,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	3,000,000
5,000,000	Steers Delaware Business Trust 2007-A, 7.599% 6/20/18 (a)	5,000,000

		12,730,000

	Total Corporate Bonds–Investment Grade (cost $13,668,531)	13,720,000

Corporate Bonds–Below Investment Grade or Unrated–35.8% of Net Assets
	Agriculture–0.5%
1,950,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,911,000

	Apparel–1.0%
4,216,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	4,300,320

	Automotives–3.0%
3,075,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,575,312
2,225,000	Dana Corp., 1/15/15 in default (c)	1,657,625
1,388,000	Dana Corp., 3/15/10 in default (c)	1,068,760
2,600,000	Dura Operating Corp., 4/15/12 in default (c)	676,000
2,550,000	Ford Motor Company, 7.450% 7/16/31	1,973,063
250,000	Ford Motor Company, 9.980% 2/15/47	228,125
4,350,000	Metaldyne Corp., 11.000% 6/15/12	4,121,408

		12,300,293

	Basic Materials–4.0%
4,150,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	4,233,000
1,662	Corp Durango SA de CV, 9.500% 12/31/12	1,695
4,410,000	Edgen Acquisition Corp., 9.875% 2/1/11	4,509,225
2,300,000	Key Plastics LLC, 11.750% 3/15/13 (a)	2,343,125
1,158,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,053,780
3,525,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,613,125
1,025,000	Sterling Chemicals Inc., 10.250% 4/1/15 (a)	1,025,000

		16,778,950

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Building & Construction–0.7%
1,025,000	Masonite Corp., 11.000% 4/6/15 (a)	$953,250
1,375,000	Ply Gem Industries Inc., 9.000% 2/15/12	1,192,813
1,250,000	Technical Olympic USA, Inc., 10.375% 7/1/12	943,750

		3,089,813

	Communications–1.3%
967,000	CCH I Holdings LLC, 11.000% 10/1/15	1,003,263
4,350,000	CCH I Holdings LLC, 11.750% 5/15/14	4,165,125

		5,168,388

	Consulting Services–2.0%
2,175,000	MSX International Inc., 11.000% 10/15/07	2,088,000
2,650,000	MSX International Inc., 11.375% 1/15/08	2,235,540
3,925,000	MSX International Inc., 12.500% 4/1/12 (a)	3,949,531

		8,273,071

	Energy–0.9%
3,850,000	Paramount Resources Ltd., 8.500% 1/31/13*	3,840,375

	Entertainment–0.8%
2,100,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	1,764,000
1,800,000	Six Flags Inc., 9.625% 6/1/14	1,692,000

		3,456,000

	Finance–1.2%
1,000,000	ABN Amro Bank NV/London, 19.210% 11/17/09 (a)	990,000
2,925,000	Advanta Capital Trust I, 8.990% 12/17/26	2,928,656
1,000,000	Asure Float, 11.110% 12/31/35	978,750

		4,897,406

	Food–0.5%
2,600,000	Merisant Co., 9.500% 7/15/13	2,106,000

	Garden Products–0.3%
1,285,000	Ames True Temper, 10.000% 7/15/12	1,246,450

	Health Care–0.4%
5,055,000	Insight Health Services Corp., 9.875% 11/1/11	1,516,500

	Human Resources–0.4%
1,700,000	Comforce Operating Inc., 12.000% 12/1/10	1,746,750

	Industrials–3.3%
3,235,000	Advanced Lighting Technologies, 11.000% 3/31/09	3,218,825
2,075,000	Coleman Cable Inc., 9.875% 10/1/12	2,147,625
3,728,000	Continental Global Group Inc., 9.000% 10/1/08	3,739,594

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Industrials (continued)
1,825,000	Home Products International Inc., 5/15/08 in default (c)	$547,500
1,325,000	Spectrum Brands Inc., 8.500% 10/1/13	1,258,750
1,700,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,700,000
1,270,000	Trimas Corp., 9.875% 6/15/12	1,268,413

		13,880,707

	Investment Companies–0.3%
1,250,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	1,253,125

	Manufacturing–3.4%
4,500,000	BGF Industries Inc., 10.250% 1/15/09	4,539,780
3,300,000	Elgin National Industries, 11.000% 11/1/07	3,276,207
3,545,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	3,305,713
4,650,000	MAAX Corp., 9.750% 6/15/12	3,185,250

		14,306,950

	Retail–1.7%
1,413,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,448,325
4,000,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	3,440,000
2,550,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,314,125

		7,202,450

	Special Purpose Entities–7.3%
1,875,444	Antares Fund LP, 13.413% 12/14/11 (a)	2,006,725
2,500,000	Eirles Two Ltd. 262, 10.860% 8/3/21	2,500,000
3,500,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)	3,500,000
5,000,000	InCaps Funding II Ltd., Zero Coupon Bond 1/15/34 (a)	2,575,000
1,545,000	Interactive Health LLC, 7.250% 4/1/11 (a)	1,085,363
1,750,000	Milacron Escrow Corp., 11.500% 5/15/11	1,697,500
850,000	PCA Finance Corp., 14.000% 6/1/09 (a)	858,500
2,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)	1,111,520
2,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	1,941,500
4,000,000	Preferred Term Securities XXII, Ltd., 15.000% 9/22/36 (a)	3,855,160
1,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	990,000
2,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	1,710,000
3,800,000	Preferred Term Securities XXIII, Ltd., 15.000% 12/22/36 (a)	3,610,000
2,000,000	Preferred Term Securities XXIV, Ltd., 10.000% 3/22/37 (a)	1,960,000
1,000,000	Pyxis Master Trust, 10.320% 10/1/37 (a)	1,000,000

		30,401,268

	Telecommunications–1.5%
850,000	Clearwire Corp., 11.000% 8/15/10 (a)	878,688
800,000	Iridium Satellite LLC, 7/15/05 in default (c)	184,000

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Telecommunications (continued)
4,175,000	Primus Telecommunications GP, 8.000% 1/15/14	$2,708,531
2,400,000	Securus Technologies Inc., 11.000% 9/1/11	2,364,000

		6,135,219

	Tobacco–0.6%
2,915,000	North Atlantic Trading Co., 9.250% 3/1/12	2,463,175

	Transportation–0.7%
3,875,000	Sea Containers Ltd., 10/15/06 in default (c)*	3,216,248

	Total Corporate Bonds–Below Investment Grade or Unrated ($157,286,052)	149,490,458

Mortgage-Backed Securities–Investment Grade–6.6% of Net Assets
	Collateralized Mortgage Obligations–6.6%
5,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 8.570% 9/27/35 (a)	5,025,000
	Harborview Mortgage Loan Trust 2004-8 X, 1.881% 11/19/34 interest-only strips	1,805,882
1,000,000	Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 2.218% 6/25/35 interest-only strips	3,931,226
	Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 1.164% 12/25/46 interest-only strips	4,626,658
3,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.820% 7/25/35	2,619,000
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35	1,735,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 2.107% 12/25/45 interest-only strips	2,029,521
2,394,173	Structured Asset Investment Loan Trust 2004-7A B, 6.750% 8/27/34 (a)	2,357,111
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	813,132
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips	1,168,580
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	394,979

	Total Mortgage-Backed Securities–Investment Grade ($31,429,526)	27,506,089

Mortgage-Backed Securities–Below Investment Grade or Unrated–12.9% of Net Assets
	Collateralized Mortgage Obligations–12.9%
1,842,000	Countrywide Alternative Loan Trust 2006-0A11 N3, 12.500% 9/25/46 (a)	1,896,303
998,328	Countrywide Alternative Loan Trust 2006-OA21 B1, 7.070% 3/20/47	728,270

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
998,328	Countrywide Alternative Loan Trust 2006-OA21 B2, 7.070% 3/20/47	$579,998
1,835,825	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	453,742
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	1,920,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	1,935,000
8,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	4,600,000
3,949,937	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	2,429,211
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
2,000,000	Harborview Corp. 2006-14 N3, 8.350% 3/19/38 (a)	1,845,320
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	841,880
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	1,116,600
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	943,500
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	4,050,000
1,297,929	Long Beach Mortgage Loan Trust 2001-3 M3, 8.133% 9/25/31	311,503
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.820% 8/25/35 (a)	2,651,920
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.070% 4/25/35 (a)	1,500,000
2,043,150	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)	1,884,806
3,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)	2,220,000
3,000,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)	2,497,500
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)	700,000
5,250,000	Residential Asset Mortgage Products Inc. 2005-RS4 B2, 8.320% 4/25/35 (a)	4,305,000
3,938,000	Residential Asset Mortgage Products Inc. 2005-RS4 B3, 8.320% 4/25/35 (a)	3,032,260
1,128,127	Sasco Trust 2004-6XS B, 5.000% 3/28/34 (a)	1,054,799
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	1,000,000
2,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	1,560,000
2,591,000	Soundview Home Equity Loan Trust 2005-2 B3, 8.320% 7/25/35 (a)	2,072,800
1,306,593	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	128,660
2,569,722	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	2,470,300
1,634,605	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	524,774
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	1,510,000

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $57,388,982)	53,591,646

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount/ Shares	Description	Value (b)

Municipal Securities–0.2% of Net Assets
1,250,000	Pima County Arizona Industrial Development Authority Health Care, 11/15/32 in default (c)	$787,500

	Total Municipal Securities (cost $784,521)	787,500

Common Stocks–12.0% of Net Assets
42,200	Alpha Natural Resources, Inc. (c)	659,586
20,500	American Capital Strategies, Ltd.	908,355
12,100	Anadarko Petroleum Corporation	520,058
16,300	Aqua America, Inc.	365,935
69,600	Aries Maritime Transport Limited	571,416
24,200	AVX Corporation	367,840
9,600	BJ Services Company	267,840
20,100	Brookdale Senior Living, Inc.	897,666
32,600	BRT Realty Trust	984,194
42,300	Cascade Microtech, Inc. (c)	602,775
63,400	CastlePoint Holdings, Ltd.	1,036,590
6,300	Cemex, S.A. de C.V.	206,325
121,000	Cirrus Logic, Inc. (c)	926,860
41,200	Citizens Communications Company	615,940
20,200	Companhia de Saneamento Basico do Estado de São Paulo	682,558
102,900	Compass Diversified Trust	1,725,633
13,000	Consolidated Communications Holdings, Inc.	258,570
39,200	Cypress Sharpridge (a)	401,800
9,600	Cytec Industries Inc.	539,904
60,800	Eddie Bauer Holdings, Inc. (c)	691,296
1,300	Edison International	63,869
11,900	Enterprise Products Partners L.P.	378,420
154,600	Evergreen Energy Inc. (c)	1,015,722
8,400	FairPoint Communications, Inc.	161,364
26,300	Famous Dave’s of America, Inc. (c)	475,767
57,300	Fording Canadian Coal Trust	1,266,330
123,100	Hawaiian Holdings, Inc. (c)	387,765
14,400	Helix Energy Solutions Group, Inc. (c)	536,976
8,600	Horizon Offshore, Inc. (c)	124,356
87,200	Infocrossing, Inc. (c)	1,296,664
74,400	InPhonic, Inc. (c)	810,960
111,695	Intermet Corporation (c)	893,560
6,400	Iowa Telecommunications Services, Inc.	128,000
9,900	Kinder Morgan Energy Partners, L.P.	521,532
30,200	KKR Financial Corp.	828,386
3,900	L-3 Communications Holdings, Inc.	341,133
33,600	LJ International Inc. (c)	341,376

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares	Description	Value (b)

Common Stocks (continued)
135,300	Luminent Mortgage Capital, Inc.	$1,209,582
32,100	Macquarie Infrastructure Company Trust	1,261,530
4,600	Magellan Midstream Partners, L.P.	215,280
15,000	McDermott International, Inc. (c)	734,700
21,000	MCG Capital Corporation	393,960
240,500	Meruelo Maddux Properties, Inc. (c)	2,104,375
13,000	Mittal Steel Company N.V.	687,570
27,700	Motorola, Inc.	489,459
39,600	Nam Tai Electronics, Inc.	512,820
134,000	Ness Technologies, Inc. (c)	1,712,520
36,800	New York Community Bancorp, Inc.	647,312
60,600	NNN Realty Advisors (a)	612,060
6,400	Oceaneering International, Inc. (c)	269,568
51,000	Optimal Group Inc. (c)	427,890
33,527	Owens Corning (c)	1,068,170
34,300	Parametric Technology Corporation (c)	651,700
3,600	Peabody Energy Corporation	144,864
19,600	PeopleSupport, Inc. (c)	224,420
59,700	PetroQuest Energy, Inc. (c)	697,893
667	Providence Washington Insurance Companies (c)	67
47,800	Quintana Maritime Limited	658,206
21,500	Regal Entertainment Group	427,205
58,400	Resource Capital Corp.	942,576
5,700	RTI International Metals, Inc. (c)(d)	518,757
18,000	Sanderson Farms, Inc.	667,080
23,100	Sasol Limited	763,455
14,990	Ship Finance International Limited	411,175
44,700	Spansion Inc. (c)	544,893
85,300	Star Asia Fin Ltd.	853,000
63,777	Star Gas Partners, L.P. (c)	249,368
4,300	Superior Energy Services, Inc. (c)	148,221
38,367	Taiwan Semiconductor Manufacturing Company Ltd.	412,445
82,170	Technology Investment Capital Corp.	1,389,495
18,300	Tenaris S.A.	839,970
8,700	The Home Depot, Inc.	319,638
60,700	The Wet Seal, Inc. (c)	397,585
7,100	Valero Energy Corporation	457,879
5,500	Valero L.P.	366,300
13,500	Williams Partners L.P.	644,355
87,300	Windstream Corporation	1,282,437
25,600	Zoltek Companies, Inc. (c)(d)	894,208

	Total Common Stocks (cost $48,549,373)	50,057,309

RMK ADVANTAGE INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares	Description	Value (b)

Preferred Stocks–5.0% of Net Assets
4,000	Baker Street Funding (a)	$3,880,000
1,000	Baker Street Funding 2006-1 (a)	940,000
3,000	Credit Genesis CLO 2005 (a)	2,970,000
2,000	Centurion VII	1,515,000
9	Harborview 2006-8 (c)	1
2,000	Hewett’s Island II (a)	1,980,000
67,000	Indymac Indx CI-1 Corp. (a)	1,820,858
2,000	Marquette Park CLO Ltd. (a)	1,920,000
2,975	Motient Corporation	2,380,000
20,000	Mountain View Funding (a)	1,760,000
2,000	WEBS CDO 2006-1 PS	1,800,000

	Total Preferred Stocks (cost $21,107,484)	20,965,859

Eurodollar Time Deposits–2.6% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007 4.050% maturing at $10,898,361 on April 2, 2007.	10,895,909

	Total Investments–132.4% of Net Assets (cost $589,978,706)	552,049,765

	Other Assets and Liabilities, net–(32.4%) of Net Assets	(135,051,124)

	Net Assets	$416,998,641

	Call Options Written 3/31/2007
Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
30	RTI International Metals, Inc./April 2007/95	6,150
34	Zoltek Companies, Inc./April 2007/35	5,100

	Total Call Options Written (Premiums Received $13,753)	$11,250

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred shares. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amount borrowed). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and credit worthiness.

RMK HIGH INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of (12.71)% and (3.26)%, respectively, based on market price and reinvested dividends and other distributions. For the six months and the twelve months ended March 31, 2007, the Fund had a total return of 2.56% and 6.05%, respectively, based on net asset value and reinvested dividends and other distributions. For the six months and the twelve months ended March 31, 2007, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 5.37% and 9.71%, respectively.

Since our last report, the Fund’s market price share performance has been negatively impacted by the reduction of the monthly distribution rate from $0.15 per share to $0.14 per share. The Fund’s performance has also been negatively impacted by the recent turmoil in the mortgage market. During the months leading up to the reduction of the Fund’s distribution rate, portfolio earnings were increasingly under pressure due to consistently rising costs associated with the leverage (borrowed money) employed by the Fund and by a prolonged period of contracting credit spreads. The combination of these two market forces resulted in lower net earnings to the Fund and required a reduction in the distribution rate beginning in December 2006.

Since December, the U.S. mortgage-backed securities market has undergone serious turmoil, most notably in the sub-prime home equity arena. While this downward volatility in the mortgage-backed arena has had a negative impact on the net asset value of the Fund, it has also provided an opportunity to buy assets at considerably higher yields than have been available for more than two years. Strategically redeploying assets during this market upheaval may be difficult from a net asset value perspective for a period of time, but this is also the best opportunity we have seen in years to secure better portfolio earnings for quarters to come.

Although we made material shifts out of consumer oriented debt (home equity, credit cards), we still have a meaningful weighting. Corporate debt continues to outperform most other categories—in fact, the lower the credit rating, the more favorably it is viewed by the market. Some profit taking in this sector is probably warranted at this point in the economic cycle. It is our expectation that 2007 will prove to be a period of slower economic growth and a transition year for the Federal Reserve Board. That is, we expect the Federal Reserve Board to leave rates unchanged, perhaps through the summer; however, during the second half of this year, we expect the Federal Reserve Board to begin lowering interest rates as the

RMK HIGH INCOME FUND, INC.

U.S. economy experiences very sluggish growth quarters. Fixed rate securities will be a focus as will badly oversold consumer credit items.

James C. Kelsoe, Jr., CFA Senior Portfolio Manager Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK HIGH INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF MARCH 31, 2007

Average Credit Quality	BB
Current Yield	11.05%
Yield to Maturity	12.05%
Duration	4.26 Years
Average Effective Maturity	5.68 Years
Percentage of Leveraged Assets	27%
Total Number of Holdings	310

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF MARCH 31, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	4.5%	CCC	14.8%
BBB	20.5%	CC	2.7%
BB	20.4%	D	0.4%
B	13.9%	Not Rated	22.8%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF MARCH 31, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	31.1%
Collateralized Debt Obligations	25.8%
Collateralized Mortgage Obligations	15.3%
Common Stocks	9.2%
Equipment Leases	5.2%
Home Equity Loans	4.4%
Preferred Stocks	3.8%
Collateralized Loan Obligations	1.9%
Certificate-Backed Obligations	0.8%
Other	0.6%
Short-Term Investments	1.9%

Total	100.0%

†	The Fund’s composition is subject to change.

RMK HIGH INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*

The graph below illustrates the net asset value and market price history of RMK High Income Fund, Inc. (NYSE: RMH) from the commencement of investment operations on June 24, 2003 to March 31, 2007.

*	Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

RMK HIGH INCOME FUND, INC.

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF MARCH 31, 2007	SIX MONTHS*	1 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(1)
MARKET VALUE	(12.71)%	(3.26)%	14.74%
NET ASSET VALUE	2.56%	6.05%	11.83%
LEHMAN BROTHERS BA HIGH YIELD INDEX(2)	5.37%	9.71%	N/A
*	Not annualized for periods less than one year.
(1)	The Fund commenced investment operations on June 24, 2003.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Investment Grade–16.2% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.5%
2,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.150% 7/5/36 (a)	$1,540,000

	Collateralized Debt Obligations (“CDO”)–13.1%
2,000,000	Broderick CDO Ltd. 2007-3A D, 9.163% 12/6/50 (a)	1,960,000
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/5/51	1,880,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40	1,690,254
1,000,000	Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)	935,000
3,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)	2,910,000
3,000,000	Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)	2,910,000
2,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	1,935,000
1,985,322	Millstone III-A CDO Ltd., 4.300% 7/5/46	1,905,909
1,931,858	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)	1,815,946
1,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	985,000
2,000,000	Norma CDO Ltd. 2007-1A E, 9.765% 3/11/49 (a)	1,800,000
3,000,000	Palmer Square 2A CN, 6.952% 11/2/45 (a)	2,970,000
1,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	910,000
1,976,164	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	1,894,726
4,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	3,977,600
2,941,859	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	2,894,789
2,000,000	Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)	2,000,000
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/16/47 (a)	930,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	2,045,000
1,500,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,380,000

		39,729,224

	Equipment Leases–0.9%
2,844,976	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	2,901,875

	Home Equity Loans (Non-High Loan-To-Value)–1.7%
1,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE1 M10, 7.967% 3/25/35	880,000
1,000,000	Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35	930,070
306,028	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	298,602
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.320% 4/25/35 (a)	1,540,000
1,500,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)	1,389,300

		5,037,972

	Total Asset-Backed Securities–Investment Grade (cost $51,258,130)	49,209,071

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated–35.1% of Net Assets
	Certificate-Backed Obligations (“CBO”)–0.5%
1,000,000	Goldman Sachs Asset Management CBO II 2A D1, 11.620% 11/5/12 (a)	$1,007,810
1,634,050	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.109% 12/13/36 (a)	620,939

		1,628,749

	Collateralized Debt Obligations (“CDO”)–21.3%
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	910,000
2,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	800,000
3,000,000	Aladdin CDO I Ltd. 2006-3A, 10.350% 10/31/13 (a)	1,447,500
1,000,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37	964,450
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)	1,950,000
3,000,000	Attentus CDO Ltd. 2006-2A, 10.000% 10/9/41	2,955,000
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	2,947,500
3,000,000	Attentus CDO Ltd. 2007-3A, 10.000% 10/11/42	2,760,000
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	670,000
5,000,000	Commodore CDO I Ltd. 1A C, 8.110% 2/28/37 (a)	1,950,000
1,000,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	993,120
4,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	3,550,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)	1,620,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	2,490,000
3,000,000	Equinox Funding 1A D, 12.277% 11/15/12 (a)	1,680,000
3,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	2,997,600
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	840,000
1,000,000	801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)	1,005,000
2,868,890	Hewett’s Island CDO Ltd. 2004-1A, 12.390% 12/15/16	2,768,479
1,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	780,000
2,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	2,000,000
12,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.350% 4/30/14 (a)	5,760,000
999,741	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)	868,285
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	1,840,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,660,000
2,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (a)	1,800,000
3,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	3,031,800
1,897,451	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/2015 (a)	1,866,978
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41	2,000,000
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,920,000
2,000,000	Trapeza CDO I LLC 2007-12A F, 9.852% 4/6/42 (a)	1,968,000
2,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	1,894,000

		64,687,712

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Loan Obligations (“CLO”)–2.5%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	$903,050
1,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	965,000
2,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21	1,940,000
2,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	1,970,000
2,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	1,880,000

		7,658,050

	Commercial Loans–0.4%
1,967,335	Lehman Brothers-UBS Commercial Mortgage Trust 2001-C7 S, 5.868% 11/15/33	1,144,300

	Equipment Leases–6.0%
6,750,400	Aerco Limited 1X C1, 6.670% 7/15/23	1,620,096
7,123,631	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	2,635,744
6,930,122	Aerco Limited 2A C2, 7.370% 7/15/25 (a)	2,009,735
6,000,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	4,455,000
3,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	2,075,625
728,839	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	524,764
1,022,822	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	746,660
3,809,825	DVI Receivables Corp. 2002-1 A3A, 5.670% 6/11/10	1,981,109
2,370,355	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	687,403
3,517,584	Pegasus Aviation Lease Securitization 2001-1A B1, Zero Coupon Bond 5/10/31 (a)	17,588
1,758,792	Pegasus Aviation Lease Securitization 2001-1A B2, Zero Coupon Bond 5/10/31 (a)	8,794
3,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	1,335,000

		18,097,518

	Franchise Loans–0.2%
1,000,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	489,250

	Home Equity Loans (Non-High Loan-To-Value)–4.2%
1,500,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	1,065,000
2,000,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	1,320,000
2,000,000	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)	940,000
540,704	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.797% 10/25/33	253,822
544,329	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 9.320% 11/25/29	524,833
2,000,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	1,280,000
1,000,000	Equifirst Mortgage Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	800,000
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	1,650,000
2,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	1,360,000

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (Non-High Loan-To-Value) (continued)
3,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	$540,000
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	221,878
1,767,528	Terwin Mortgage Trust 2005-7SL, 4.265% 7/25/35 (a)	265,129
2,645,372	Terwin Mortgage Trust 2005-11SL B7, 5.000% 11/25/36 (a)	872,973
4,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37 (a)	1,760,000

		12,853,635

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $125,405,748)	106,559,214

Corporate Bonds–Investment Grade–3.9% of Net Assets
	Finance–0.3%
1,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	990,000

	Special Purpose Entities–3.6%
2,000,000	Canal Pointe II LLC., 5.340% 6/25/14 (a)	2,000,000
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)	1,820,000
3,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	3,000,000
4,000,000	Steers Delaware Business Trust 2007-A, 7.599% 6/20/18 (a)	4,000,000

		10,820,000

	Total Corporate Bonds–Investment Grade (cost $11,776,097)	11,810,000

Corporate Bonds–Below Investment Grade or Unrated–37.7% of Net Assets
	Agriculture–0.5%
1,525,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,494,500

	Apparel–1.1%
3,258,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	3,323,160

	Automotive–3.2%
2,375,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	1,989,063
1,750,000	Dana Corp., 1/15/15 in default (c)	1,303,750
1,125,000	Dana Corp., 3/15/10 in default (c)	866,250
1,975,000	Dura Operating Corp., 4/15/12 in default (c)	513,500
1,950,000	Ford Motor Company, 7.450% 7/16/31	1,508,813
175,000	Ford Motor Company, 9.980% 2/15/47	159,688
3,475,000	Metaldyne Corp., 11.000% 6/15/12	3,292,389

		9,633,453

	Basic Materials–4.4%
3,225,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,289,500
1,715	Corp Durango SA de CV, 9.500% 12/31/12	1,749

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Basic Materials (continued)
3,625,000	Edgen Acquisition Corp., 9.875% 2/1/11	$3,706,563
1,700,000	Key Plastics LLC, 11.750% 3/15/13 (a)	1,731,875
1,075,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	978,250
2,700,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	2,767,500
750,000	Sterling Chemicals Inc., 10.250% 4/1/15 (a)	750,000

		13,225,437

	Building & Construction–0.8%
750,000	Masonite Corp., 11.000% 4/6/15 (a)	697,500
1,050,000	Ply Gem Industries Inc., 9.000% 2/15/12	910,875
925,000	Technical Olympic USA, Inc., 10.375% 7/1/12	698,375

		2,306,750

	Communications–1.5%
771,000	CCH I Holdings LLC, 11.000% 10/1/15	799,913
3,850,000	CCH I Holdings LLC, 11.750% 5/15/14	3,686,375

		4,486,288

	Consulting Services–2.0%
2,125,000	MSX International Inc., 11.000% 10/15/07	2,040,000
1,275,000	MSX International Inc., 11.375% 1/15/08	1,075,590
2,875,000	MSX International Inc., 12.500% 4/1/12 (a)	2,892,969

		6,008,559

	Energy–1.0%
3,000,000	Paramount Resources Ltd., 8.500% 1/31/13*	2,992,500

	Entertainment–0.8%
1,525,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	1,281,000
1,375,000	Six Flags Inc., 9.625% 6/1/14	1,292,500

		2,573,500

	Finance–1.4%
1,000,000	ABN Amro Bank NV/London, 19.210% 11/17/09 (a)	990,000
2,250,000	Advanta Capital Trust I, 8.990% 12/17/26	2,252,812
1,000,000	Asure Float, 11.110% 12/31/35	978,750

		4,221,562

	Food–0.5%
1,850,000	Merisant Co., 9.500% 7/15/13	1,498,500

	Garden Products–0.3%
915,000	Ames True Temper, 10.000% 7/15/12	887,550

	Health Care–0.4%
4,000,000	Insight Health Services Corp., 9.875% 11/1/11	1,200,000

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Human Resources–0.4%
1,350,000	Comforce Operating Inc., 12.000% 12/1/10	$1,387,125

	Industrials–3.6%
2,550,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,537,250
1,725,000	Coleman Cable Inc., 9.875% 10/1/12	1,785,375
2,875,000	Continental Global Group Inc., 9.000% 10/1/08	2,883,940
1,415,000	Home Products International Inc., 5/15/08 in default (c)	424,500
1,075,000	Spectrum Brands Inc., 8.500% 10/1/13	1,021,250
1,350,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,350,000
1,050,000	Trimas Corp., 9.875% 6/15/12	1,048,688

		11,051,003

	Manufacturing–3.7%
3,520,000	BGF Industries Inc., 10.250% 1/15/09	3,551,116
2,575,000	Elgin National Industries, 11.000% 11/1/07	2,556,434
2,725,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,541,063
3,575,000	MAAX Corp., 9.750% 6/15/12	2,448,875

		11,097,488

	Retail–1.8%
1,066,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,092,650
3,175,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,730,500
1,925,000	VICORP Restaurants, Inc., 10.500% 4/15/11	1,746,938

		5,570,088

	Special Purpose Entities–7.4%
1,875,444	Antares Fund LP, 13.413% 12/14/11 (a)	2,006,725
1,500,000	Eirles Two Ltd. 262, 10.860% 8/3/21	1,500,000
2,300,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)	2,300,000
2,500,000	InCaps Funding II Ltd., Zero Coupon Bond 1/15/34 (a)	1,287,500
1,152,000	Interactive Health LLC, 7.250% 4/1/11 (a)	809,280
1,350,000	Milacron Escrow Corp., 11.500% 5/15/11	1,309,500
675,000	PCA Finance Corp., 14.000% 6/1/09 (a)	681,750
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)	555,760
1,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	970,750
2,400,000	Preferred Term Securities XXII, Ltd., 15.000% 9/22/36 (a)	2,313,097
1,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	990,000
2,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	1,710,000
3,200,000	Preferred Term Securities XXIII, Ltd., 15.000% 12/22/36 (a)	3,040,000
1,000,000	Preferred Term Securities XXIV, Ltd., 10.000% 3/22/37 (a)	980,000
1,000,000	Pyxis Master Trust, 10.320% 10/1/2037 (a)	1,000,000
1,316,750	TPref Funding III Ltd., 11.000% 1/15/33 (a)	934,893

		22,389,255

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Telecommunications–1.5%
625,000	Clearwire Corp., 11.000% 8/15/10 (a)	$646,094
650,000	Iridium Satellite LLC, 7/15/05 in default (c)	149,500
2,925,000	Primus Telecommunications GP, 8.000% 1/15/14	1,897,594
1,900,000	Securus Technologies Inc., 11.000% 9/1/11	1,871,500

		4,564,688

	Tobacco–0.6%
2,250,000	North Atlantic Trading Co., 9.250% 3/1/12	1,901,250

	Transportation–0.8%
3,005,000	Sea Containers Ltd., 10/15/06 in default (c)*	2,494,150

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $119,509,183)	114,306,806

Mortgage-Backed Securities–Investment Grade–8.0% of Net Assets
	Collateralized Mortgage Obligations–8.0%
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 8.570% 9/27/35 (a)	3,015,000
	Harborview Mortgage Loan Trust 2003-2 1X, 1.348% 10/19/33 interest-only strips	212,928
	Harborview Mortgage Loan Trust 2004-8 X, 1.881% 11/19/34 interest-only strips	902,940
1,000,000	Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 2.218% 6/25/35 interest-only strips	3,369,622
	Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 1.164% 12/25/46 interest-only strips	3,390,693
	Mellon Residential Funding Corp. 2002-TBC2 X, 0.807% 8/15/32 interest-only strips	354,609
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35	1,735,000
2,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.820% 7/25/35	1,746,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 2.107% 12/25/45 interest-only strips	1,594,624
116,580	Structured Asset Investment Loan Trust 2004-5A B, 6.750% 6/27/34 (a)	116,870
1,795,630	Structured Asset Investment Loan Trust 2004-7A B, 6.750% 8/27/34 (a)	1,767,834
2,167,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	391,300
1,720,000	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	1,583,623

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount	Description	Value (b)

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 (a)	$913,952
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	813,132
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips	1,022,508
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	338,553

	Total Mortgage-Backed Securities–Investment Grade (cost $29,407,629)	24,269,188

Mortgage-Backed Securities–Below Investment Grade or Unrated–12.4% of Net Assets
	Collateralized Mortgage Obligations–12.4%
5,417,206	Countrywide Alternative Loan Trust 2006-6CB B5, 5.575% 5/25/36	993,624
1,000,000	Countrywide Alternative Loan Trust 2006-0A11 N3, 12.500% 9/25/46 (a)	1,029,480
998,328	Countrywide Alternative Loan Trust 2006-OA21 B1, 7.070% 3/20/47	728,270
998,328	Countrywide Alternative Loan Trust 2006-OA21 B2, 7.070% 3/20/47	579,998
998,328	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	246,747
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH3 B1, 8.820% 10/25/34 (a)	1,900,000
1,367,018	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.820% 6/25/34 (a)	751,860
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)	1,608,360
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	1,280,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	1,935,000
6,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	3,450,000
2,962,453	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	1,821,909
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	841,880
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	930,500
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	943,500
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	4,050,000

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
3,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.820% 8/25/35 (a)	$1,988,940
1,125,496	Meritage Mortgage Loan Trust 2004-2 B1, 8.570% 1/25/35 (a)	959,486
1,021,575	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
2,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)	1,480,000
2,000,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)	1,665,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)	700,000
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	1,000,000
1,325,145	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	130,487
1,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	780,000
1,997,452	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	1,920,170
1,528,382	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	490,672
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	1,510,000

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $40,938,803)	37,485,786

Municipal Securities–0.2% of Net Assets
1,000,000	Pima County Arizona Industrial Development Authority Health Care, 11/15/32 in default (c)	630,000

	Total Municipal Securities (cost $627,616)	630,000

Common Stocks–12.4% of Net Assets
31,300	Alpha Natural Resources, Inc. (c)	489,219
15,300	American Capital Strategies, Ltd.	677,943
9,000	Anadarko Petroleum Corporation	386,820
12,100	Aqua America, Inc.	271,645
51,700	Aries Maritime Transport Limited	424,457
17,900	AVX Corporation	272,080
7,100	BJ Services Company	198,090
14,900	Brookdale Senior Living, Inc.	665,434
24,200	BRT Realty Trust	730,598
31,500	Cascade Microtech, Inc. (c)	448,875
47,100	CastlePoint Holdings, Ltd.	770,085
4,700	Cemex, S.A. de C.V.	153,925
89,400	Cirrus Logic, Inc. (c)	684,804
30,800	Citizens Communications Company	460,460
15,000	Companhia de Saneamento Basico do Estado de São Paulo	506,850

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares	Description	Value (b)

Common Stocks (continued)
73,100	Compass Diversified Trust	$1,225,887
9,600	Consolidated Communications Holdings, Inc.	190,944
29,200	Cypress Sharpridge (a)	299,300
7,200	Cytec Industries Inc.	404,928
45,100	Eddie Bauer Holdings, Inc. (c)	512,787
1,000	Edison International	49,130
8,900	Enterprise Products Partners L.P.	283,020
114,900	Evergreen Energy Inc. (c)	754,893
6,200	FairPoint Communications, Inc.	119,102
19,500	Famous Dave’s of America, Inc. (c)	352,755
42,600	Fording Canadian Coal Trust	941,460
91,500	Hawaiian Holdings, Inc. (c)	288,225
10,700	Helix Energy Solutions Group, Inc. (c)	399,003
10,700	Horizon Offshore, Inc. (c)	154,722
64,800	Infocrossing, Inc. (c)	963,576
55,300	InPhonic, Inc. (c)	602,770
91,386	Intermet Corporation (c)	731,088
4,700	Iowa Telecommunications Services, Inc.	94,000
7,350	Kinder Morgan Energy Partners, L.P.	387,198
22,400	KKR Financial Corp.	614,432
25,000	LJ International Inc. (c)	254,000
100,600	Luminent Mortgage Capital, Inc.	899,364
2,800	L-3 Communications Holdings, Inc.	244,916
23,900	Macquarie Infrastructure Company Trust	939,270
3,400	Magellan Midstream Partners, L.P.	159,120
11,100	McDermott International, Inc. (c)	543,678
15,550	MCG Capital Corporation	291,718
178,800	Meruelo Maddux Properties, Inc. (c)	1,564,500
9,700	Mittal Steel Company N.V.	513,033
20,600	Motorola, Inc.	364,002
29,400	Nam Tai Electronics, Inc.	380,730
99,600	Ness Technologies, Inc. (c)	1,272,888
27,400	New York Community Bancorp, Inc.	481,966
45,000	NNN Realty Advisors (a)	454,500
4,800	Oceaneering International, Inc. (c)	202,176
37,900	Optimal Group Inc. (c)	317,981
26,625	Owens Corning (c)	848,273
25,500	Parametric Technology Corporation (c)	484,500
2,700	Peabody Energy Corporation	108,648
14,600	PeopleSupport, Inc. (c)	167,170
44,400	PetroQuest Energy, Inc. (c)	519,036
333	Providence Washington Insurance Companies (c)	33
35,500	Quintana Maritime Limited	488,835

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares	Description	Value (b)

Common Stocks (continued)
16,000	Regal Entertainment Group	$317,920
43,400	Resource Capital Corp.	700,476
4,200	RTI International Metals, Inc. (c)(d)	382,242
13,400	Sanderson Farms, Inc.	496,604
17,200	Sasol Limited	568,460
11,090	Ship Finance International Limited	304,199
33,200	Spansion Inc. (c)	404,708
63,400	Star Asia Fin Ltd.	634,000
58,754	Star Gas Partners, L.P. (c)	229,728
3,200	Superior Energy Services, Inc. (c)	110,304
28,566	Taiwan Semiconductor Manufacturing Company Ltd.	307,084
61,033	Technology Investment Capital Corp.	1,032,068
13,600	Tenaris S.A.	624,240
6,500	The Home Depot, Inc.	238,810
45,100	The Wet Seal, Inc. (c)	295,405
6,800	Valero Energy Corporation (d)	438,532
4,100	Valero L.P.	273,060
10,000	Williams Partners L.P.	477,300
64,900	Windstream Corporation	953,380
19,000	Zoltek Companies, Inc. (c)(d)	663,670

	Total Common Stocks (cost $36,362,935)	37,463,032

Preferred Stocks–5.1% of Net Assets
30,000	Baker Street Funding (a)	2,910,000
10,000	Baker Street Funding 2006-1 (a)	940,000
2,000	Centurion VII	1,515,000
1,000	Credit Genesis CLO 2005 (a)	990,000
7	Harborview 2006-8 (c)	1
1,000	Hewett’s Island II (a)	990,000
67,000	Indymac Indx CI-1 Corp. (a)	1,820,859
1,000	Marquette Park CLO Ltd. (a)	960,000
2,325	Motient Corporation	1,860,000
20,000	Mountain View Funding (a)	1,760,000
2,000	WEBS CDO 2006-1 PS	1,800,000

	Total Preferred Stocks (cost $15,633,859)	15,545,860

RMK HIGH INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

	Description	Value (b)

Eurodollar Time Deposits–2.5% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007, 4.050% maturing at $7,666,949 on April 2, 2007.	$7,665,224

	Total Investments–133.5% of Net Assets (cost $438,585,224)	404,944,181

	Other Assets and Liabilities, net–(33.5%) of Net Assets	(101,685,277)

	Net Assets	$303,258,904

	Call Options Written 3/31/2007
Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
22	RTI International Metals, Inc./April 2007/95	4,510
5	Valero Energy Corporation/April 2007/65	900
25	Zoltek Companies, Inc./April 2007/35	3,750

	Total Call Options Written (Premiums Received $11,165)	$9,160

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Multi-Sector High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio consisting primarily of debt securities that offer attractive yield and capital appreciation potential. Under normal market conditions, the Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”), including up to 20% of the Fund’s total assets in distressed securities. The Fund maintains the flexibility to invest up to 50% of its total assets in investment grade debt securities. The Fund invests up to 30% of its total assets in equity securities of both domestic and foreign issuers and up to 15% of its total assets in a combination of foreign debt and foreign equity securities. The Fund invests in a wide range of debt securities including, corporate bonds, mortgage-backed and asset-backed securities, convertible debt securities, distressed securities, including securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring, U.S. government and municipal obligations and foreign government obligations. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred stock. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amounts obtained through leverage). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of (3.84)% and 10.96%, respectively, based on market price and reinvested dividends and other distributions. For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of 3.09% and 9.45%, respectively, based on net asset value and reinvested dividends and other distributions. For the six months and the twelve months ended March 31, 2007, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 5.37% and 9.71%, respectively.

Since December, the U.S. mortgage-backed securities market has undergone serious turmoil, most notably in the sub-prime home equity arena. While this downward volatility in the mortgage-backed arena has had a negative impact on the net asset value of the Fund, it has also provided an opportunity to buy assets at considerably higher yields than have been available for more than two years. Strategically redeploying assets during this market upheaval may be difficult from a net asset value perspective for a period of time, but this is also the best opportunity we have seen in years to secure better portfolio earnings for quarters to come.

Although we made material shifts out of consumer oriented debt (home equity, credit cards), we still have a meaningful weighting. Corporate debt continues to outperform most other categories—in fact, the lower the credit rating, the more favorably it is viewed by the market. Some profit taking in this sector is probably warranted at this point in the economic cycle. It is our expectation that 2007 will prove to be a period of slower economic growth and a transition year for the Federal Reserve Board. That is, we expect the Federal Reserve Board to leave rates unchanged, perhaps through the summer; however, during the second half of this year, we expect the Federal Reserve Board to begin lowering interest rates as the U.S. economy experiences very sluggish growth quarters. Fixed rate securities will be a focus as will badly oversold consumer credit items.

James C. Kelsoe, Jr., CFA Senior Portfolio Manager Morgan Asset Management, Inc.

Market forecasts provided in this
report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market. Accordingly, you can lose money investing in the
Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million.
The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO STATISTICS†

AS OF MARCH 31, 2007

Average Credit Quality

BB

Current Yield

10.69%

Yield to Maturity

12.40%

Duration

4.49 Years

Average Effective Maturity

5.99 Years

Percentage of Leveraged Assets

27%

Total Number of Holdings

302

†

The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF MARCH 31, 2007

% OF DEBT SECURITIES

% OF DEBT SECURITIES

AAA

2.4%

CCC

11.6%

BBB

21.4%

CC

2.1%

BB

24.8%

D

0.6%

B

12.6%

Not Rated

24.5%

Total

100.0%

†

The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF MARCH 31, 2007

% OF TOTAL INVESTMENTS

Corporate Bonds.

28.0%

Collateralized Debt Obligations

24.5%

Collateralized Mortgage Obligations

17.5%

Home Equity Loans

10.6%

Common Stocks

8.8%

Equipment Leases

5.4%

Preferred Stocks

4.1%

Other

0.7%

Short-Term Investments

0.4%

Total

100.0%

†

The Fund’s composition is subject to change.

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

NAV &
MARKET PRICE HISTORY*

The
graph below illustrates the net asset value and market price history of RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY) from the commencement of investment operations on January 19, 2006 to March 31, 2007.

*

Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS

AS OF MARCH 31, 2007

SIX MONTHS*

1 YEAR

COMMENCEMENT OF INVESTMENT OPERATIONS(1)

MARKET VALUE

(3.84
)%

10.96
%

15.76
%

NET ASSET VALUE

3.09
%

9.45
%

9.87
%

LEHMAN BROTHERS BA HIGH YIELD INDEX(2)

5.37
%

9.71
%

N/A

*

Not annualized for periods less than one year.

(1)

  The Fund commenced investment operations on January 19,
2006.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million.
The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the
Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the
Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities–Investment Grade–16.6% of Net Assets

Certificate-Backed Obligations (“CBO”)–0.5%

3,000,000

Diversified Asset Securitization Holdings III 1A A3L, 6.150% 7/5/36 (a)

$
2,310,000

Collateralized Debt Obligations (“CDO”)–10.9%

3,000,000

Broderick CDO Ltd. 2007-3A D, 9.163% 12/6/50 (a)

2,940,000

3,000,000

CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/5/51

2,820,000

2,000,000

Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)

1,870,000

3,000,000

Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)

2,910,000

4,850,000

Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)

4,704,500

5,000,000

Linker Finance PLC 16A E, 8.820% 5/19/45 (a)

4,837,500

4,069,911

Millstone III-A CDO Ltd., 4.300% 7/5/46

3,907,114

3,000,000

Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)

2,955,000

2,000,000

Norma CDO Ltd. 2007-1A E, 9.765% 3/11/49 (a)

1,800,000

2,000,000

Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52

1,820,000

1,976,164

Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)

1,894,727

6,000,000

Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)

5,966,400

4,903,099

Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)

4,824,649

3,000,000

Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)

3,000,000

1,000,000

Tahoma CDO Ltd. 2007-2A D, 9.830% 9/16/47 (a)

930,000

2,000,000

Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)

2,045,000

2,000,000

Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41

1,840,000

51,064,890

Equipment Leases–1.0%

4,741,626

Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)

4,836,459

Home Equity Loans (Non-High Loan-To-Value)–4.2%

1,667,000

ACE Securities Corp. 2004-HE1 M5, 7.270% 3/25/34

1,450,290

2,000,000

Aegis Asset-Backed Securities Trust 2004-2 B3, 9.070% 6/25/34

1,700,000

2,000,000

Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35

1,860,140

306,028

Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33

298,602

7,000,000

Indymac Residential Asset-Backed Trust 2005-C M11, 7.820% 10/25/35

5,320,000

414,746

Meritage Asset Holdings 2004-2 N6, 9.000% 1/25/35 (a)

306,912

6,102,000

New Century Home Equity Loan Trust 2006-2 M10, 7.320% 8/25/36

5,186,700

1,630,563

Soundview Trust 2005-1N N2, 6.413% 4/25/35 (a)

1,304,451

2,200,000

Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)

2,037,640

19,464,735

Total Asset-Backed Securities–Investment Grade (cost $79,238,575)

77,676,084

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities Below Investment Grade or Unrated–38.0% of Net Assets

Collateralized Debt Obligations (“CDO”)–21.5%

2,000,000

801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)

$
2,010,000

3,000,000

Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47

2,730,000

4,000,000

Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)

1,600,000

7,000,000

Aladdin CDO I Ltd. 2006-3A, 10.350% 10/31/13 (a)

3,377,500

2,000,000

Alesco Preferred Funding Ltd. 13A I, 10.000% 9/23/37

1,928,900

2,000,000

Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)

1,950,000

4,000,000

Attentus CDO Ltd. 2006-2A, 10.000% 10/9/41

3,940,000

4,000,000

Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)

3,930,000

4,000,000

Attentus CDO Ltd. 2007-3A, 10.000% 10/11/42

3,680,000

3,250,000

Babson CLO Ltd. 2005-2A, 10.000% 7/20/19

3,065,173

1,000,000

Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47

670,000

1,000,000

Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)

993,120

5,000,000

Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)

4,437,500

4,000,000

Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19

3,320,000

3,000,000

Equinox Funding 1A D, 12.277% 11/15/12 (a)

1,680,000

1,850,000

Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17

1,670,642

5,000,000

Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)

4,996,000

2,000,000

Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)

1,680,000

2,000,000

IXIS ABS 1 Ltd., 10.000% 12/12/46

1,560,000

4,000,000

Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)

4,000,000

15,000,000

Kenmore Street Synthetic CDO 2006-1A, 10.350% 4/30/14 (a)

7,200,000

1,999,483

Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)

1,736,571

3,000,000

Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46

2,760,000

6,000,000

Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)

5,490,000

3,000,000

Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (a)

2,700,000

2,000,000

Ocean Trails CLO 2006-1A, 10.000% 10/12/20

1,930,000

5,000,000

OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)

5,053,000

2,846,176

Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)

2,800,467

3,000,000

Rosedale CLO Ltd. I-A II, 5.146% 7/24/21

2,910,000

3,000,000

Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)

2,955,000

2,000,000

Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41

2,000,000

2,000,000

Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41

1,920,000

2,000,000

Trapeza CDO I LLC 2007-12A F, 9.852% 4/6/42 (a)

1,968,000

2,000,000

Tricadia CDO Ltd. 2006-5A, Zero Coupon Bond 6/19/46 (a)

1,530,000

5,000,000

Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36

4,735,000

100,906,873

Commercial Loans–0.4%

2,951,002

Lehman Brothers-UBS Commercial Mortgage Trust 2001-C7 S, 5.868% 11/15/33

1,716,450

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities Below Investment Grade or Unrated (continued)

Equipment Leases–6.2%

8,480,190

Aerco Limited 1X C1, 6.670% 7/15/23

$
2,035,246

7,498,559

Aerco Limited 2A B2, 6.370% 7/15/25 (a)

2,774,467

6,341,288

Aerco Limited 2A C2, 7.370% 7/15/25 (a)

1,838,973

9,000,000

Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)

6,682,500

6,000,000

Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19

4,151,250

3,585,626

Aviation Capital Group Trust 2000-1A C1, 7.270% 11/15/25 (a)

1,254,969

2,179,092

Aviation Capital Group Trust 2000-1I D1, 8.500% 11/15/25 (a)

1,111,337

1,881,847

DVI Receivables Corp. 1999-2 A4, 7.220% 11/13/07

771,557

2,229,565

DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09

1,627,583

3,160,473

Lease Investment Flight Trust 1 B2, 7.124% 7/15/31

916,537

5,000,000

Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)

2,225,000

63,000,000

United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 (a)

3,626,280

29,015,699

Home Equity Loans (Non-High Loan-To-Value)–9.9%

2,000,000

ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)

1,420,000

3,000,000

ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)

1,980,000

2,649,000

ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)

1,245,030

5,851,000

Asset-Backed Securities Corp. Home Equity 2005-HE5 M12, 8.320% 6/25/35 (a)

4,607,663

2,000,000

Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)

1,280,000

2,600,000

Equifirst Mortgage Loan Trust 2004-3 N3, 7.869% 12/25/34 (a)

1,852,500

1,569,444

Finance America Trust 2004-3 N3, 8.000% 11/25/34 (a)

1,538,541

700,000

Fremont Home Loan Trust 2004-4 N4, 8.000% 3/25/35 (a)

684,467

3,000,000

Fremont Home Loan Trust 2005-2 B3, 8.070% 6/25/35 (a)

2,340,000

8,500,000

Indymac Residential Asset-Backed Trust 2005-B M11, 8.820% 8/25/35 (a)

6,651,250

2,000,000

Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.820% 10/25/35 (a)

1,620,000

4,000,000

Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)

2,720,000

5,375,000

Soundview Home Equity Loan Trust 2005-A B2, 8.320% 4/25/35 (a)

3,440,000

202,163

Soundview Trust 2004-WMC1 N3, 9.000% 1/25/35 (a)

200,046

850,000

Soundview Trust 2004-WMC1 N4, 9.000% 1/25/35 (a)

841,101

1,500,000

Soundview Trust 2005-1N N3, 8.500% 4/25/35 (a)

600,000

4,000,000

Structured Asset Securities Corp. 2005-S6 B3, 7.820% 11/25/35 (a)

3,315,000

12,798,000

Terwin Mortgage Trust 2006-R2 A, 2.351% 12/25/36 (a)

7,166,880

7,000,000

Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37 (a)

3,080,000

46,582,478

Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $197,094,613)

178,221,500

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Corporate Bonds–Investment Grade–3.4% of Net Assets

Finance–0.4%

2,000,000

ABN Amro Bank NV/London, 9.860% 11/17/09 (a)

$
1,980,000

Special Purpose Entities–3.0%

2,000,000

Canal Pointe II LLC., 5.340% 6/25/14 (a)

2,000,000

3,000,000

Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)

2,730,000

3,000,000

Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)

3,000,000

6,000,000

Steers Delaware Business Trust 2007-A, 7.599% 6/20/18 (a)

6,000,000

13,730,000

Total Corporate Bonds–Investment Grade ($15,659,764)

15,710,000

Corporate Bonds–Below Investment Grade or Unrated–33.8% of Net Assets

Agriculture–0.4%

2,075,000

Eurofresh Inc., 11.500% 1/15/13 (a)

2,033,500

Apparel–1.0%

4,619,000

Rafaella Apparel Group Inc., 11.250% 6/15/11

4,711,380

Automotive–2.8%

3,275,000

Cooper Standard Automotive, Inc., 8.375% 12/15/14

2,742,813

2,325,000

Dana Corp., 1/15/15 in default (c)

1,732,125

1,000,000

Dana Corp., 3/15/10 in default (c)

770,000

2,850,000

Dura Operating Corp., 4/15/12 in default (c)

741,000

2,775,000

Ford Motor Company, 7.450% 7/16/31

2,147,156

275,000

Ford Motor Company, 9.980% 2/15/47

250,937

4,822,000

Metaldyne Corp., 11.000% 6/15/12

4,568,604

12,952,635

Basic Materials–3.9%

4,500,000

AmeriCast Technologies Inc., 11.000% 12/1/14 (a)

4,590,000

2,592

Corp Durango SA de CV, 9.500% 12/31/12

2,644

5,000,000

Edgen Acquisition Corp., 9.875% 2/1/11

5,112,500

2,600,000

Key Plastics LLC, 11.750% 3/15/13 (a)

2,648,750

1,175,000

Millar Western Forest Products Ltd., 7.750% 11/15/13

1,069,250

3,775,000

Momentive Performance Materials Inc., 11.500% 12/1/16 (a)

3,869,375

1,125,000

Sterling Chemicals Inc., 10.250% 4/1/15 (a)

1,125,000

18,417,519

Building & Construction–0.7%

1,125,000

Masonite Corp., 11.000% 4/6/15 (a)

1,046,250

1,475,000

Ply Gem Industries Inc., 9.000% 2/15/12

1,279,563

1,300,000

Technical Olympic USA, Inc., 10.375% 7/1/12

981,500

3,307,313

Communications–0.2%

1,050,000

CCH I Holdings LLC, 11.000% 10/1/15

1,089,375

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)

Consulting Services–1.8%

2,275,000

MSX International Inc., 11.000% 10/15/07

$
2,184,000

2,550,000

MSX International Inc., 11.375% 1/15/08

2,151,180

4,225,000

MSX International Inc., 12.500% 4/1/12 (a)

4,251,406

8,586,586

Energy–0.9%

4,200,000

Paramount Resources Ltd., 8.500% 1/31/13*

4,189,500

Entertainment–0.8%

2,250,000

French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)

1,890,000

2,050,000

Six Flags Inc., 9.625% 6/1/14

1,927,000

3,817,000

Finance–1.3%

1,000,000

ABN Amro Bank NV/London, 19.210% 11/17/09 (a)

990,000

3,100,000

Advanta Capital Trust I, 8.990% 12/17/26

3,103,875

2,000,000

Asure Float, 11.110% 12/31/35

1,957,500

6,051,375

Food–0.5%

2,875,000

Merisant Co., 9.500% 7/15/13

2,328,750

Garden Products–0.3%

1,425,000

Ames True Temper, 10.000% 7/15/12

1,382,250

Health Care–0.4%

5,525,000

Insight Health Services Corp., 9.875% 11/1/11

1,657,500

Human Resources–0.5%

2,000,000

Comforce Operating Inc., 12.000% 12/1/10

2,055,000

Industrials–3.6%

3,425,000

Advanced Lighting Technologies, 11.000% 3/31/09

3,407,875

2,175,000

Coleman Cable Inc., 9.875% 10/1/12

2,251,125

525,958

Continental Global Group Inc., 9.000% 10/1/08

527,594

6,842,916

Continental Global Group Inc., 9.000% 10/1/08

6,825,809

1,925,000

Home Products International Inc., 5/15/08 in default (c)

577,500

1,425,000

Spectrum Brands Inc., 8.500% 10/1/13

1,353,750

1,800,000

Terphane Holding Corp., 12.500% 6/15/09 (a)

1,800,000

16,743,653

Manufacturing–3.2%

4,978,000

BGF Industries Inc., 10.250% 1/15/09

5,022,006

3,500,000

Elgin National Industries, 11.000% 11/1/07

3,474,765

3,650,000

JB Poindexter & Co. Inc., 8.750% 3/15/14

3,403,625

4,750,000

MAAX Corp., 9.750% 6/15/12

3,253,750

15,154,146

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Corporate Bonds–Investment Grade or Unrated (continued)

Retail–1.6%

1,486,000

Lazydays RV Center Inc., 11.750% 5/15/12

$
1,523,150

4,275,000

Uno Restaurant Corp., 10.000% 2/15/11 (a)

3,676,500

2,750,000

VICORP Restaurants, Inc., 10.500% 4/15/11

2,495,625

7,695,275

Special Purpose Entities–7.4%

1,875,444

Antares Fund LP, 13.413% 12/14/11 (a)

2,006,725

3,500,000

Eirles Two Ltd. 262, 10.860% 8/3/21

3,500,000

3,500,000

Eirles Two Ltd. 263, 13.360% 8/3/21 (a)

3,500,000

3,300,000

InCaps Funding II Ltd., Zero Coupon Bond 1/15/34 (a)

1,699,500

1,626,000

Interactive Health LLC, 7.250% 4/1/11 (a)

1,142,265

1,850,000

Milacron Escrow Corp., 11.500% 5/15/11

1,794,500

5,000,000

MM Community Funding II Ltd., Zero Coupon Bond 12/15/31 (a)

2,550,000

900,000

PCA Finance Corp., 14.000% 6/1/09 (a)

909,000

2,000,000

Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)

1,710,000

2,000,000

Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)

1,941,500

4,600,000

Preferred Term Securities XXII, Ltd., 15.000% 9/22/36 (a)

4,433,434

4,800,000

Preferred Term Securities XXIII, Ltd.,15.000% 12/22/36 (a)

4,560,000

2,000,000

Preferred Term Securities XXIV, Ltd., 10.000% 3/22/37 (a)

1,960,000

1,000,000

Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)

990,000

2,000,000

Pyxis Master Trust, 10.320% 10/1/2037 (a)

2,000,000

34,696,924

Telecommunications–1.2%

875,000

Clearwire Corp., 11.000% 8/15/10 (a)

904,531

900,000

Iridium Satellite LLC, 7/15/05 in default (c)

207,000

3,000,000

Primus Telecommunications GP, 8.000% 1/15/14

1,946,250

2,575,000

Securus Technologies Inc., 11.000% 9/1/11

2,536,375

5,594,156

Tobacco–0.6%

3,070,000

North Atlantic Trading Co., 9.250% 3/1/12

2,594,150

Transportation–0.7%

4,024,500

Sea Containers Ltd., 10/15/06 in default (c)*

3,340,335

3,340,335

Total Corporate Bonds–Below Investment Grade or Unrated ($160,265,189)

158,398,322

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Mortgage-Backed Securities–Investment Grade–7.5% of Net Assets

Collateralized Mortgage Obligations–7.5%

7,000,000

Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 8.570% 9/27/35 (a)

$
7,035,000

1,000,000

Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)

1,000,000

Indymac Index Mortgage Loan Trust 2005-AR10 AX, 2.218% 6/25/35 interest-only strips

4,492,829

Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 1.164% 12/25/46 interest-only strips

4,626,658

4,000,000

Park Place Securities Inc. 2005-WCW3 M10, 7.820% 8/25/35

3,460,000

3,000,000

Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35

2,602,500

Residential Accredit Loans Inc. 2005-QO4 XIO, 2.107% 12/25/45 interest-only strips

2,029,521

4,788,347

Structured Asset Investment Loan Trust 2004-7A B, 6.750% 8/27/34 (a)

4,714,223

1,720,000

Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34

1,583,623

2,500,000

Structured Asset Investment Loan Trust 2005-HE1 B1, 7.825% 7/25/35

2,312,025

Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips

1,314,653

Total Mortgage-Backed Securities–Investment Grade ($36,195,450)

35,171,032

Mortgage-Backed Securities–Below Investment Grade or Unrated–15.6% of Net Assets

Collateralized Mortgage Obligations–15.6%

998,328

Countrywide Alternative Loan Trust 2006-OA21 B1, 7.070% 3/20/47

728,270

998,328

Countrywide Alternative Loan Trust 2006-OA21 B2, 7.070% 3/20/47

579,998

1,996,655

Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)

493,493

3,000,000

First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)

2,412,540

3,317,000

First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B2, 8.570% 1/25/35 (a)

2,404,825

4,000,000

First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)

2,560,000

4,826,000

First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH4 B2, 7.320% 12/25/35 (a)

3,450,590

3,100,000

First Franklin Trust 2004-FFH4 N4, 8.000% 1/21/35 (a)

868,000

6,450,000

Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)

4,160,250

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount/ Shares

Description

Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)

Collateralized Mortgage Obligations (continued)

14,000,000

Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)

$
8,050,000

2,000,000

Harborview Corp. 2006-14 N3, 8.350% 3/19/38 (a)

1,845,320

1,000,000

Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)

841,880

6,000,000

Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36

1,116,600

5,000,000

Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)

2,068,750

3,949,937

Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)

2,429,211

4,172,466

Harborview Mortgage Loan Trust 2006-CB1 2B5, 7.070% 3/25/36

2,336,581

1,995,758

Harborview Mortgage Loan Trust 2006-CB1 2B6, 7.070% 3/25/36

344,268

1,000,000

Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)

943,500

6,000,000

Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)

4,860,000

2,000,000

Long Beach Mortgage Loan Trust 2005-2 B2, 8.070% 4/25/35 (a)

1,500,000

4,000,000

Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.820% 8/25/35 (a)

2,651,920

5,000,000

Long Beach Mortgage Loan Trust 2006-2 B, 7.820% 3/25/36 (a)

3,400,000

7,022,000

Merrill Lynch Mortgage Investors Inc. 2006-SL1 B5, 7.500% 9/25/36 (a)

4,915,400

4,000,000

Park Place Securities Inc. 2005-WCW2 M11, 7.820% 7/25/35 (a)

3,000,000

2,000,000

Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)

2,000,000

5,992,356

Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)

5,760,512

4,585,147

Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)

1,472,016

2,000,000

Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)

1,510,000

5,000,000

Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)

4,700,000

Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $80,346,758)

73,403,924

Common Stocks–11.7% of Net Assets

47,600

Alpha Natural Resources, Inc. (c)

743,988

21,800

American Capital Strategies, Ltd.

965,958

13,700

Anadarko Petroleum Corporation

588,826

17,300

Aqua America, Inc.

388,385

78,500

Aries Maritime Transport Limited

644,485

29,100

AVX Corporation

442,320

10,800

BJ Services Company

301,320

22,700

Brookdale Senior Living, Inc.

1,013,782

39,300

BRT Realty Trust

1,186,467

47,700

Cascade Microtech, Inc. (c)

679,725

71,500

CastlePoint Holdings, Ltd.

1,169,025

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares

Description

Value (b)

Common Stocks (continued)

7,600

Cemex, S.A. de C.V.

$
248,900

136,100

Cirrus Logic, Inc. (c)

1,042,526

45,400

Citizens Communications Company

678,730

22,700

Companhia de Saneamento Basico do Estado de São Paulo

767,033

122,100

Compass Diversified Trust

2,047,617

14,593

Consolidated Communications Holdings, Inc.

290,255

41,600

Cypress Sharpridge (a)

426,400

10,200

Cytec Industries Inc.

573,648

68,600

Eddie Bauer Holdings, Inc. (c)

779,982

1,400

Edison International

68,782

13,400

Enterprise Products Partners L.P.

426,120

174,300

Evergreen Energy Inc. (c)

1,145,151

10,100

FairPoint Communications, Inc.

194,021

27,845

Famous Dave’s of America, Inc. (c)

503,716

60,800

Fording Canadian Coal Trust

1,343,680

138,800

Hawaiian Holdings, Inc. (c)

437,220

16,200

Helix Energy Solutions Group, Inc. (c)

604,098

9,700

Horizon Offshore, Inc. (c)

140,262

92,500

Infocrossing, Inc. (c)

1,375,475

78,927

InPhonic, Inc. (c)

860,304

7,200

Iowa Telecommunications Services, Inc.

144,000

11,100

Kinder Morgan Energy Partners, L.P.

584,748

34,400

KKR Financial Corp.

943,592

4,100

L-3 Communications Holdings, Inc.

358,627

37,900

LJ International Inc. (c)

385,064

152,600

Luminent Mortgage Capital, Inc.

1,364,244

36,300

Macquarie Infrastructure Company Trust

1,426,590

5,200

Magellan Midstream Partners, L.P.

243,360

18,000

McDermott International, Inc. (c)

881,640

25,300

MCG Capital Corporation

474,628

271,200

Meruelo Maddux Properties, Inc. (c)

2,373,000

15,600

Mittal Steel Company N.V.

825,084

33,400

Motorola, Inc.

590,178

44,600

Nam Tai Electronics, Inc.

577,570

151,100

Ness Technologies, Inc. (c)

1,931,058

41,300

New York Community Bancorp, Inc.

726,467

64,300

NNN Realty Advisors (a)

649,430

6,800

Oceaneering International, Inc. (c)

286,416

57,500

Optimal Group Inc. (c)

482,425

35,500

Owens Corning (c)

1,131,030

38,700

Parametric Technology Corporation (c)

735,300

4,000

Peabody Energy Corporation

160,960

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares

Description

Value (b)

Common Stocks (continued)

22,100

PeopleSupport, Inc. (c)

$
253,045

67,300

PetroQuest Energy, Inc. (c)

786,737

53,700

Quintana Maritime Limited

739,449

24,300

Regal Entertainment Group

482,841

62,000

Resource Capital Corp.

1,000,680

6,100

RTI International Metals, Inc. (c)(d)

555,161

20,300

Sanderson Farms, Inc.

752,318

26,100

Sasol Limited

862,605

15,900

Ship Finance International Limited

436,137

50,400

Spansion Inc. (c)

614,376

90,500

Star Asia Fin Ltd.

905,000

4,900

Superior Energy Services, Inc. (c)

168,903

39,741

Taiwan Semiconductor Manufacturing Company Ltd.

427,216

92,700

Technology Investment Capital Corp.

1,567,557

20,700

Tenaris S.A.

950,130

300

The Dow Chemical Company (d)

13,758

9,300

The Home Depot, Inc.

341,682

68,500

The Wet Seal, Inc. (c)

448,675

13,200

Valero Energy Corporation (d)

851,268

6,200

Valero L.P.

412,920

14,300

Williams Partners L.P.

682,539

92,700

Windstream Corporation

1,361,763

28,900

Zoltek Companies, Inc. (c)(d)

1,009,477

Total Common Stocks (cost $51,077,508)

54,977,849

Preferred Stocks–5.4% of Net Assets

4,000

Baker Street Funding (a)

3,880,000

2,150

Baker Street Funding 2006-1 (a)

2,021,000

2,000

Centurion VII

1,515,000

3,000

Credit Genesis CLO 2005 (a)

2,970,000

9

Harborview 2006-8 (c)

1

67,000

Indymac Indx CI-1 Corp. (a)

1,820,858

2,000

Marquette Park CLO Ltd. (a)

1,920,000

3,150

Motient Corporation

2,520,000

2,000

Mountain View Funding (a)

1,760,000

4,000

Mountain View Funding (a)

3,880,000

3,500

WEBS CDO 2006-1 PS

3,150,000

Total Preferred Stocks (cost $25,563,609)

25,436,859

RMK MULTI-SECTOR HIGH INCOME
FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Description

Value (b)

Eurodollar Time Deposits–0.5% of Net Assets

  State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007 2.800% maturing at $2,202,972 on April 2,
2007.

$
2,202,458

Total Investments–132.5% of Net Assets (cost $647,643,924)

621,198,028

Other Assets and Liabilities, net–(32.5%) of Net Assets

(152,319,346
)

Net Assets

$
468,878,682

Call Options Written 3/31/2007

Number of Contracts

Common Stooks/Expiration Date/Exercise Price

Value (b)

30

RTI International Metals, Inc./April 2007/95

6,150

3

The Dow Chemical Company/April 2007/45

510

36

Valero Energy Corporation/April 2007/65

6,480

38

Zoltek Companies, Inc./April 2007/35

5,700

Total Call Options Written (Premiums Received $22,662)

$
18,840

(a)

Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the
Fund’s investment adviser.

(b)

See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.

(c)

Non-income producing securities.

(d)

A portion or all of the security is pledged as collateral for call options written.

*

This security is classified as a Yankee Bond, which is a U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements
are an integral part of, and should be read in conjunction with, the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

RMK STRATEGIC INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Strategic Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The Adviser will continually analyze the markets for income-producing securities and will periodically reallocate the Fund’s investments among various fixed-income and equity asset classes and between investment grade and below investment grade debt securities (commonly referred to as “junk bonds”) to pursue its investment objectives. As a result, a majority of the Fund’s total assets may be invested in investment grade debt securities at some times and in below investment grade debt securities at other times. The Fund invests in a wide range of debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. The Fund also invests in other securities providing the potential for high income or a combination of high income and capital growth. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred shares. The Fund may leverage up to 33 1/3% of its total assets (in each case including the amounts obtained through leverage). The Fund may vary its use of leverage in response to changing market conditions.

INVESTMENT RISKS:    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The value of U.S.
and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to

RMK STRATEGIC INCOME FUND, INC.

common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of (11.06)% and (1.09)%, respectively, based on market price and reinvested dividends and other distributions. For the six months and the fiscal year ended March 31, 2007, the Fund had a total return of 3.52% and 6.18%, respectively, based on net asset value and reinvested dividends and other distributions. For the six months and the twelve months ended March 31, 2007, the Lehman Brothers Ba U.S. High Yield Index(1) had a total return of 5.37% and 9.71%, respectively.

Since our last report, the Fund’s market price share performance has been negatively impacted by the reduction of the monthly distribution rate from $0.15 per share to $0.14 per share. The Fund’s performance has also been negatively impacted by the recent turmoil in the mortgage market. During the months leading up to the reduction of the Fund’s distribution rate, portfolio earnings were increasingly under pressure due to consistently rising costs associated with the leverage (borrowed money) employed by the Fund and by a prolonged period of contracting credit spreads. The combination of these two market forces resulted in lower net earnings to the Fund and required a reduction in the distribution rate beginning in December 2006.

Since December, the U.S.
mortgage-backed securities market has undergone serious turmoil, most notably in the sub-prime home equity arena. While this downward volatility in the mortgage-backed arena has had a negative impact on the net asset value of the Fund, it has also provided an opportunity to buy assets at considerably higher yields than have been available for more than two years. Strategically redeploying assets during this market upheaval may be difficult from a net asset value perspective for a period of time, but this is also the best opportunity we have seen in years to secure better portfolio earnings for quarters to come.

Although we made material shifts out of consumer oriented debt (home equity, credit cards), we still have a meaningful weighting. Corporate debt continues to outperform most other categories—in fact, the lower the credit rating, the more

RMK STRATEGIC INCOME FUND, INC.

favorably it is viewed by the market. Some profit taking in this sector is probably warranted at this point in the economic cycle. It is our expectation that
2007 will prove to be a period of slower economic growth and a transition year for the Federal Reserve Board. That is, we expect the Federal Reserve Board to leave rates unchanged, perhaps through the summer; however, during the second half of this year, we expect the Federal Reserve Board to begin lowering interest rates as the U.S. economy experiences very sluggish growth quarters. Fixed rate securities will be a focus as will badly oversold consumer credit items.

  James C. Kelsoe, Jr., CFA   Senior Portfolio
Manager Morgan Asset Management, Inc.

Market forecasts provided in this
report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which include the possibilities that the market values of the securities owned by the Fund will decline or that shares of the Fund will trade at lower prices in the market.
Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million.
The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO STATISTICS†

AS OF MARCH 31, 2007

Average Credit Quality

BB

Current Yield

11.34%

Yield to Maturity

12.15%

Duration

4.30 Years

Average Effective Maturity

5.74 Years

Percentage of Leveraged Assets

28%

Total Number of Holdings

326

†

The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF MARCH 31, 2007

% OF DEBT SECURITIES

% OF DEBT SECURITIES

AAA

5.3%

CC

2.8%

BBB

24.8%

C

0.5%

BB

17.6%

D

0.4%

B

12.5%

Not Rated

21.4%

CCC

14.7%

Total

100.0%

†

The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF MARCH 31, 2007

% OF TOTAL INVESTMENTS

Corporate Bonds

28.6%

Collateralized Debt Obligations

26.1%

Collateralized Mortgage Obligations

16.5%

Common Stocks

9.1%

Home Equity Loans

6.1%

Equipment Leases

4.1%

Preferred Stocks

3.3%

Certificate-Backed Obligations

1.7%

Collateralized Loan Obligations

1.5%

Other

0.6%

Short-Term Investments

2.4%

Total

100.0%

†

The Fund’s composition is subject to change.

RMK STRATEGIC INCOME FUND, INC.

NAV & MARKET PRICE
HISTORY*

The
graph below illustrates the net asset value and market price history of RMK Strategic Income Fund, Inc. (NYSE: RSF) from the commencement of investment operations on March 18, 2004 to March 31, 2007.

*

Net asset value is calculated every day that the New York Stock Exchange is open as of the close of trading (normally 4:00 p.m. Eastern Time) by taking the closing market value of all portfolio securities, cash and other assets owned, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a share of the Fund was sold on the New York Stock Exchange.

RMK STRATEGIC INCOME FUND, INC.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS

AS OF MARCH 31, 2007

SIX MONTHS*

1 YEAR

COMMENCEMENT OF INVESTMENT OPERATIONS(1)

MARKET VALUE

(11.06
)%

(1.09
)%

12.20
%

NET ASSET VALUE

3.52
%

6.18
%

8.81
%

LEHMAN BROTHERS BA HIGH YIELD INDEX(2)

5.37
%

9.71
%

N/A

*

Not annualized for periods less than one year.

(1)

  The Fund commenced investment operations on March 18,
2004.

(2)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million.
The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and other distributions for the period in accordance with the
Fund’s dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown in the table do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or on the sale of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the
Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities–Investment Grade–23.3% of Net Assets

Certificate-Backed Obligations (“CBO”)–1.5%

5,000,000

CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 (a)

$
5,145,800

Collateralized Debt Obligations (“CDO”)–17.2%

2,000,000

Broderick CDO Ltd. 2007-3A D, 9.163% 12/6/50 (a)

1,960,000

2,000,000

CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/5/51

1,880,000

3,808,079

E-Trade CDO I 2004-1A, 2.000% 1/10/40

3,380,507

4,000,000

Fiorente Funding Ltd. 2006-1A M1, Zero Coupon Bond 11/4/56 (a)

3,560,000

1,500,000

Fort Dequesne CDO Ltd. 2006-1A D, 8.914% 10/26/46

1,173,300

4,000,000

Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46

3,720,000

3,610,159

High Income Trust Securities Inc. 2003-1A B, 5.860% 11/6/37 (a)

2,578,015

2,000,000

Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)

1,870,000

3,000,000

Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)

2,910,000

3,000,000

Lexington Capital Funding Ltd. 2007-3A F, 8.860% 4/10/47 (a)

2,910,000

2,500,000

Lincoln Avenue Asset-Backed Securities CDO Ltd., 8.698% 7/5/46 (a)

2,487,500

2,000,000

Linker Finance PLC 16A E, 8.820% 5/19/45 (a)

1,935,000

2,977,983

Millstone III-A CDO Ltd., 4.300% 7/5/46

2,858,864

1,931,858

MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)

1,815,947

1,000,000

Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)

985,000

2,000,000

Norma CDO Ltd. 2007-1A E, 9.765% 3/11/49 (a)

1,800,000

1,992,552

Orchid Structured Finance CDO Ltd. 2006-3A E, 9.110% 1/6/46 (a)

1,992,552

3,000,000

Palmer Square 2A CN, 6.952% 11/2/45 (a)

2,970,000

1,000,000

Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52

910,000

3,000,000

Rutland Rated Investments MB06-4A E, 8.820% 5/28/46 (a)

2,958,600

2,964,247

Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)

2,842,090

4,000,000

Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)

3,977,600

2,941,859

Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)

2,894,789

2,000,000

Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)

2,000,000

1,500,000

Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41

1,380,000

2,000,000

Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)

2,045,000

61,794,764

Equipment Leases–0.8%

2,844,976

Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)

2,901,875

Home Equity Loans (Non-High Loan-To-Value)–3.6%

1,000,000

Aegis Asset-Backed Securities Trust 2004-2 B3, 9.070% 6/25/34

850,000

1,000,000

Asset-Backed Securities Corp. Home Equity 2005-HE1 M10, 7.967% 3/25/35

880,000

1,939,021

Equifirst Mortgage Loan Trust 2003-1 M3, 9.070% 12/25/32

1,939,005

1,000,000

Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35

930,070

306,028

Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33

298,602

436,775

Home Equity Asset Trust 2003-4 B2, 9.320% 10/25/33

442,234

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities–Investment Grade (continued)

Home Equity Loans (Non-High Loan-To-Value) (continued)

3,915,000

Lake Country Mortgage Loan Trust 2006-HE1 M8, 8.070% 7/25/34 (a)

$
3,261,704

2,000,000

Meritage Mortgage Loan Trust 2005-3 B2, 8.320% 1/25/36 (a)

1,530,000

1,500,000

Park Place Securities Inc. 2004-WCW2 M9, 8.820% 10/25/34

1,455,000

1,500,000

Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)

1,389,300

12,975,915

Manufactured Housing–0.2%

789,832

Mid-State Trust 2005-1 B, 7.758% 1/15/40

806,363

Total Asset-Backed Securities–Investment Grade (cost $84,620,146)

83,624,717

Asset-Backed Securities–Below Investment Grade or Unrated–30.9% of Net Assets

Basic Materials–0.2%

900,000

Sterling Chemicals Inc., 10.250% 4/1/15 (a)

900,000

Certificate-Backed Obligations (“CBO”)–0.8%

2,000,000

Goldman Sachs Asset Management CBO II 2A D1, 11.620% 11/5/12 (a)

2,015,620

2,451,074

Helios Series I Multi-Asset CBO, Ltd. IA C, 8.109% 12/13/36 (a)

931,408

2,947,028

Collateralized Debt Obligations (“CDO”)–18.2%

1,000,000

Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47

910,000

3,000,000

Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)

1,200,000

4,000,000

Aladdin CDO I Ltd. 2006-3A, 10.350% 10/31/13 (a)

1,930,000

2,000,000

Alesco Preferred Funding Ltd. 13A I, 10.000% 9/23/37

1,928,900

3,000,000

Attentus CDO Ltd. 2006-2A, 10.000% 10/9/41

2,955,000

2,000,000

Attentus CDO Ltd. 2006-2A F1, 10.360% 10/9/41 (a)

1,950,000

3,000,000

Attentus CDO Ltd. 2007-3A, 10.000% 10/11/42

2,760,000

3,000,000

Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)

2,947,500

1,000,000

Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47

670,000

1,000,000

Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)

993,120

4,000,000

Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)

3,550,000

3,500,000

Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)

1,890,000

3,000,000

Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19

2,490,000

3,000,000

Equinox Funding 1A D, 12.277% 11/15/12 (a)

1,680,000

3,000,000

Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)

2,997,600

1,000,000

Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)

840,000

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)

Collateralized Debt Obligations (“CDO”) (continued)

2,868,890

Hewett’s Island CDO Ltd. 2004-1A, 12.390% 12/15/16

$
2,768,479

1,000,000

IXIS ABS 1 Ltd., 10.000% 12/12/46

780,000

2,000,000

Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)

2,000,000

13,000,000

Kenmore Street Synthetic CDO 2006-1A, 10.350% 4/30/14 (a)

6,240,000

999,741

Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)

868,285

3,000,000

Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46

2,760,000

4,000,000

Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)

3,660,000

2,000,000

Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (a)

1,800,000

3,000,000

OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)

3,031,800

1,897,451

Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)

1,866,978

2,000,000

Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41

1,920,000

2,000,000

Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41

2,000,000

2,000,000

Trapeza CDO I LLC 2007-12A F, 9.852% 4/6/42 (a)

1,968,000

2,000,000

Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36

1,894,000

65,249,662

Collateralized Loan Obligations (“CLO”)–2.1%

1,000,000

Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17

903,050

2,000,000

Latitude CLO Ltd. 2005-1X, 8.200% 12/15/17

1,857,500

1,000,000

Ocean Trails CLO 2006-1A, 10.000% 10/12/20

965,000

2,000,000

Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)

1,970,000

2,000,000

Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)

1,880,000

7,575,550

Equipment Leases–4.7%

8,438,000

Aerco Limited 1X C1, 6.670% 7/15/23

2,025,120

7,123,631

Aerco Limited 2A B2, 6.370% 7/15/25 (a)

2,635,744

9,511,931

Aerco Limited 2A C2, 7.370% 7/15/25 (a)

2,758,460

3,000,000

Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)

2,227,500

3,000,000

Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19

2,075,625

728,839

DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31

524,764

3,753,799

DVI Receivables Corp. 2002-1 A3A, 5.670% 6/11/10

1,951,975

1,022,822

DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09

746,660

2,370,355

Lease Investment Flight Trust 1 B2, 7.124% 7/15/31

687,403

3,000,000

Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)

1,335,000

16,968,251

Franchise Loans–0.1%

1,000,000

Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23

489,250

Home Equity Loans (Non-High Loan-To-Value)–4.7%

717,356

Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31

695,835

4,235,895

ACE Securities Corp. 2004-HE1 B, 8.820% 3/25/34

1,087,071

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)

Home Equity Loans (Non-High Loan-To-Value) (continued)

262,034

ACE Securities Corp. 2004-HS1 M6, 8.820% 2/25/34

$
262,883

1,500,000

ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)

1,065,000

2,000,000

ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)

1,320,000

1,018,802

Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 9.320% 11/25/29

982,312

2,325,700

Asset-Backed Securities Corp. Home Equity 2002-HE3 M4, 9.820% 10/15/32

1,863,355

2,000,000

Asset-Backed Securities Corp. Home Equity 2005-HE4 M12, 7.820% 5/25/35 (a)

1,540,000

2,000,000

Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)

1,280,000

1,000,000

Equifirst Mortgage Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)

800,000

3,000,000

Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)

1,650,000

2,000,000

Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)

1,360,000

3,000,000

Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)

540,000

Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips

295,837

1,767,528

Terwin Mortgage Trust 2005-7SL, 4.265% 7/25/35 (a)

265,129

2,645,372

Terwin Mortgage Trust 2005-11SL B7, 5.000% 11/25/36 (a)

872,973

2,000,000

Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37 (a)

880,000

16,760,395

Manufactured Housing Loans–0.1%

837,640

Greenpoint Manufactured Housing 2000-1 M2, 8.780% 3/20/30

16,113

3,885,972

UCFC Manufactured Housing Contract 1997-2 B1, Zero Coupon Bond 2/15/18

72,863

88,976

Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $130,346,791)

110,979,112

Corporate Bonds–Investment Grade–3.3% of Net Assets

Finance–0.3%

1,000,000

ABN Amro Bank NV/London, 9.860% 11/17/09 (a)

990,000

Special Purpose Entities–3.0%

2,000,000

Canal Pointe II LLC., 5.340% 6/25/14 (a)

2,000,000

2,000,000

Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)

1,820,000

3,000,000

Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)

3,000,000

4,000,000

Steers Delaware Business Trust 2007-A, 7.599% 6/20/18 (a)

4,000,000

10,820,000

Total Corporate Bonds–Investment Grade (cost $11,776,097)

11,810,000

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Corporate Bonds–Below Investment Grade or Unrated–35.5% of Net Assets

Agriculture–0.5%

1,775,000

Eurofresh Inc., 11.500% 1/15/13 (a)

$
1,739,500

Apparel–1.1%

3,723,000

Rafaella Apparel Group Inc., 11.250% 6/15/11

3,797,460

Automotive–3.1%

2,770,000

Cooper Standard Automotive, Inc., 8.375% 12/15/14

2,319,875

225,000

Ford Motor Company, 9.980% 2/15/47

205,313

2,250,000

Ford Motor Company, 7.450% 7/16/31

1,740,937

1,375,000

Dana Corp., 3/15/10 in default (c)

1,058,750

2,000,000

Dana Corp., 1/15/15 in default (c)

1,490,000

2,325,000

Dura Operating Corp., 4/15/12 in default (c)

604,500

3,875,000

Metaldyne Corp., 11.000% 6/15/12

3,671,369

11,090,744

Basic Materials–3.9%

3,725,000

AmeriCast Technologies Inc., 11.000% 12/1/14 (a)

3,799,500

2,166

Corp Durango SA de CV, 9.500% 12/31/12

2,209

3,950,000

Edgen Acquisition Corp., 9.875% 2/1/11

4,038,875

1,900,000

Key Plastics LLC, 11.750% 3/15/13 (a)

1,935,625

1,125,000

Millar Western Forest Products Ltd., 7.750% 11/15/13

1,023,750

3,175,000

Momentive Performance Materials Inc., 11.500% 12/1/16 (a)

3,254,375

14,054,334

Building & Construction–0.7%

900,000

Masonite Corp., 11.000% 4/6/15 (a)

837,000

1,050,000

Ply Gem Industries Inc., 9.000% 2/15/12

910,875

1,100,000

Technical Olympic USA, Inc., 10.375% 7/1/12

830,500

2,578,375

Communications–1.4%

892,000

CCH I Holdings LLC, 11.000% 10/1/15

925,450

4,324,000

CCH I Holdings LLC, 11.750% 5/15/14

4,140,230

5,065,680

Consulting Services–1.9%

2,900,000

MSX International Inc., 11.000% 10/15/07

2,784,000

800,000

MSX International Inc., 11.375% 1/15/08

674,880

3,450,000

MSX International Inc., 12.500% 4/1/12 (a)

3,471,562

6,930,442

Energy–1.0%

3,500,000

Paramount Resources Ltd., 8.500% 1/31/13*

3,491,250

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)

Entertainment–0.8%

1,750,000

French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)

$
1,470,000

1,650,000

Six Flags Inc., 9.625% 6/1/14

1,551,000

3,021,000

Finance–1.3%

1,000,000

ABN Amro Bank NV/London, 19.210% 11/17/09 (a)

990,000

2,625,000

Advanta Capital Trust I, 8.990% 12/17/26

2,628,281

1,000,000

Asure Float, 11.110% 12/31/35

978,750

4,597,031

Food–0.5%

2,400,000

Merisant Co., 9.500% 7/15/13

1,944,000

Garden Products–0.3%

1,150,000

Ames True Temper, 10.000% 7/15/12

1,115,500

Health Care–0.4%

4,725,000

Insight Health Services Corp., 9.875% 11/1/11

1,417,500

Human Resources–0.4%

1,500,000

Comforce Operating Inc., 12.000% 12/1/10

1,541,250

Industrials–3.5%

2,975,000

Advanced Lighting Technologies, 11.000% 3/31/09

2,960,125

1,900,000

Coleman Cable Inc., 9.875% 10/1/12

1,966,500

3,200,000

Continental Global Group Inc., 9.000% 10/1/08

3,209,952

1,669,000

Home Products International Inc., 5/15/08 in default (c)

500,700

1,225,000

Spectrum Brands Inc., 8.500% 10/1/13

1,163,750

1,590,000

Terphane Holding Corp., 12.500% 6/15/09 (a)

1,590,000

1,200,000

Trimas Corp., 9.875% 6/15/12

1,198,500

12,589,527

Investment Companies–0.3%

1,000,000

Regional Diversified Funding, 10.000% 1/25/36 (a)

1,002,500

Manufacturing–3.5%

4,100,000

BGF Industries Inc., 10.250% 1/15/09

4,136,244

3,000,000

Elgin National Industries, 11.000% 11/1/07

2,978,370

3,400,000

JB Poindexter & Co. Inc., 8.750% 3/15/14

3,170,500

3,400,000

MAAX Corp., 9.750% 6/15/12

2,329,000

12,614,114

Retail–1.8%

1,264,000

Lazydays RV Center Inc., 11.750% 5/15/12

1,295,600

3,690,000

Uno Restaurant Corp., 10.000% 2/15/11 (a)

3,173,400

2,150,000

VICORP Restaurants, Inc., 10.500% 4/15/11

1,951,125

6,420,125

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)

Special Purpose Entities–6.1%

2,813,166

Antares Fund LP, 13.413% 12/14/11 (a)

$
3,010,088

500,000

Eirles Two Ltd. 262, 10.860% 8/3/21

500,000

3,500,000

Eirles Two Ltd. 263, 13.360% 8/3/21 (a)

3,500,000

1,470,000

Interactive Health LLC, 7.250% 4/1/11 (a)

1,032,675

1,625,000

Milacron Escrow Corp., 11.500% 5/15/11

1,576,250

775,000

PCA Finance Corp., 14.000% 6/1/09 (a)

782,750

1,000,000

Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)

555,760

1,000,000

Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)

970,750

2,400,000

Preferred Term Securities XXII, Ltd., 15.000% 9/22/36 (a)

2,313,096

3,200,000

Preferred Term Securities XXIII, Ltd., 15.000% 12/22/36 (a)

3,040,000

1,000,000

Preferred Term Securities XXIV, Ltd., 10. 000% 3/22/37 (a)

980,000

1,000,000

Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)

990,000

2,000,000

Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)

1,710,000

1,000,000

Pyxis Master Trust, 10.320% 10/1/2037 (a)

1,000,000

21,961,369

Telecommunications–1.6%

625,000

Clearwire Corp., 11.000% 8/15/10 (a)

646,094

700,000

Iridium Satellite LLC, 7/15/05 in default (c)

161,000

3,975,000

Primus Telecommunications GP, 8.000% 1/15/14

2,578,781

2,200,000

Securus Technologies Inc., 11.000% 9/1/11

2,167,000

5,552,875

Tobacco–0.6%

2,600,000

North Atlantic Trading Co., 9.250% 3/1/12

2,197,000

Transportation–0.8%

3,475,000

Sea Containers Ltd., 10/15/06 in default (c)*

2,884,250

Total Corporate Bonds–Below Investment Grade or Unrated (cost $131,991,327)

127,605,826

Mortgage-Backed Securities–Investment Grade–9.6% of Net Assets

Collateralized Mortgage Obligations–9.6%

Countrywide Alternative Loan Trust 2006-0A17 2X, 1.331% 12/20/46 interest-only strips

3,016,487

3,000,000

Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 8.570% 9/27/35 (a)

3,015,000

5,000,000

GSAMP Trust 2006-S2 M7, 7.250% 1/25/36

3,762,700

Harborview Mortgage Loan Trust 2004-1 X, 1.483% 4/19/34 interest-only strips

193,935

Harborview Mortgage Loan Trust 2004-8 X, 1.881% 11/19/34 interest-only strips

902,941

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Mortgage-Backed Securities–Investment Grade (continued)

Collateralized Mortgage Obligations (continued)

1,000,000

Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)

$
1,000,000

Indymac Index Mortgage Loan Trust 2005-AR10 AX, 2.218% 6/25/35 interest-only strips

3,369,622

Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 1.164% 12/25/46 interest-only strips

4,048,326

Mellon Residential Funding Corp. 2004-TBC1 X, 0.568% 2/26/34 interest-only strips (a)

287,723

5,000,000

Park Place Securities Inc. 2005-WCW2 M10, 7.820% 7/25/35

4,365,000

3,000,000

Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35

2,602,500

Residential Accredit Loans Inc. 2005-QO4 XIO, 2.107% 12/25/45 interest-only strips

1,594,624

116,580

Structured Asset Investment Loan Trust 2004-5A B, 6.750% 6/27/34 (a)

116,871

973,754

Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29

965,463

1,423,000

Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32

256,954

Washington Mutual Inc. 2006-AR4 PPP, 0.055% 5/25/46 interest-only strips

460,657

Washington Mutual Inc. 2006-AR4 1X1A, 0.435% 5/25/46 interest-only strips

2,082,799

Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips

813,132

Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips

1,168,580

Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips

394,979

Total Mortgage-Backed Securities–Investment Grade (cost $42,225,031)

34,418,293

Mortgage-Backed Securities–Below Investment Grade or Unrated–12.7% of Net Assets

Collateralized Mortgage Obligations–12.7%

2,532,880

Countrywide Alternative Loan Trust 2006-6CB B4, 5.575% 5/25/36

1,157,704

2,000,000

Countrywide Alternative Loan Trust 2006-0A11 N3, 12.500% 9/25/46 (a)

2,058,960

998,328

Countrywide Alternative Loan Trust 2006-OA21 B1, 7.070% 3/20/47

728,270

998,328

Countrywide Alternative Loan Trust 2006-OA21 B2, 7.070% 3/20/47

579,998

998,328

Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)

246,747

1,367,018

First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.820% 6/25/34 (a)

751,860

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Principal Amount

Description

Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)

Collateralized Mortgage Obligations (continued)

2,500,000

First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH3 B1, 8.820% 10/25/34 (a)

$
1,900,000

1,000,000

First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)

804,180

2,000,000

First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)

1,280,000

3,000,000

Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)

1,935,000

6,000,000

Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)

3,450,000

4,000,000

GSAMP Trust 2006-S1 B2, 7.900% 11/25/35 (a)

2,380,000

2,962,453

Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)

1,821,909

4,983,832

Harborview Mortgage Loan Trust 2006-5 B1, 7.070% 7/19/47

2,973,155

1,000,000

Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)

841,880

2,000,000

Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)

827,500

5,000,000

Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36

930,500

1,000,000

Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)

943,500

5,000,000

Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)

4,050,000

3,000,000

Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.820% 8/25/35 (a)

1,988,940

1,125,496

Meritage Mortgage Loan Trust 2004-2 B1, 8.570% 1/25/35 (a)

959,486

1,021,575

Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)

942,403

2,000,000

Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)

1,480,000

3,000,000

Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)

2,497,500

1,000,000

Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)

700,000

1,000,000

Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)

1,000,000

2,000,000

Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)

1,560,000

1,325,145

Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)

130,487

1,997,452

Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)

1,920,171

1,053,974

Structured Asset Securities Corp. 2004-S3 M9, 6.000% 11/25/34 (a)

985,044

1,528,382

Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)

490,672

2,000,000

Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)

1,510,000

Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $50,353,885)

45,825,866

Municipal Securities–0.2% of Net Assets

1,000,000

Pima County Arizona Industrial Development Authority Health Care, Zero Coupon Bond 11/15/32 in default (c)

630,000

Total Municipal Securities (cost $627,616)

630,000

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares

Description

Value (b)

Common Stocks–12.4% of Net Assets

37,200

Alpha Natural Resources, Inc. (c)

$
581,436

18,162

American Capital Strategies, Ltd.

804,758

10,700

Anadarko Petroleum Corporation

459,886

14,400

Aqua America, Inc.

323,280

61,500

Aries Maritime Transport Limited

504,915

21,300

AVX Corporation

323,760

8,500

BJ Services Company

237,150

17,700

Brookdale Senior Living, Inc.

790,482

28,700

BRT Realty Trust

866,453

37,400

Cascade Microtech, Inc. (c)

532,950

56,000

CastlePoint Holdings, Ltd.

915,600

5,500

Cemex, S.A. de C.V.

180,125

106,700

Cirrus Logic, Inc. (c)

817,322

39,100

Citizens Communications Company

584,545

17,800

Companhia de Saneamento Basico do Estado de São Paulo

601,462

90,900

Compass Diversified Trust

1,524,393

11,500

Consolidated Communications Holdings, Inc.

228,735

34,600

Cypress Sharpridge (a)

354,650

8,500

Cytec Industries Inc.

478,040

53,600

Eddie Bauer Holdings, Inc. (c)

609,432

1,100

Edison International

54,043

10,500

Enterprise Products Partners L.P.

333,900

136,500

Evergreen Energy Inc. (c)

896,805

7,400

FairPoint Communications, Inc.

142,154

23,200

Famous Dave’s of America, Inc. (c)

419,688

50,600

Fording Canadian Coal Trust

1,118,260

108,700

Hawaiian Holdings, Inc. (c)

342,405

12,700

Helix Energy Solutions Group, Inc. (c)

473,583

7,600

Horizon Offshore, Inc. (c)

109,896

77,000

Infocrossing, Inc. (c)

1,144,990

65,600

InPhonic, Inc. (c)

715,040

91,386

Intermet Corporation (c)

731,088

5,600

Iowa Telecommunications Services, Inc.

112,000

8,750

Kinder Morgan Energy Partners, L.P.

460,950

26,600

KKR Financial Corp.

729,638

3,400

L-3 Communications Holdings, Inc.

297,398

29,700

LJ International Inc. (c)

301,752

119,500

Luminent Mortgage Capital, Inc.

1,068,330

28,400

Macquarie Infrastructure Company Trust

1,116,120

4,100

Magellan Midstream Partners, L.P.

191,880

13,100

McDermott International, Inc. (c)

641,638

18,450

MCG Capital Corporation

346,122

212,300

Meruelo Maddux Properties, Inc. (c)

1,857,625

11,500

Mittal Steel Company N.V.

608,235

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares

Description

Value (b)

Common Stocks (continued)

26,000

Motorola, Inc.

$
459,420

34,900

Nam Tai Electronics, Inc.

451,955

118,300

Ness Technologies, Inc. (c)

1,511,874

32,500

New York Community Bancorp, Inc.

571,675

53,500

NNN Realty Advisors (a)

540,350

5,700

Oceaneering International, Inc. (c)

240,084

45,000

Optimal Group Inc. (c)

377,550

30,569

Owens Corning (c)

973,929

30,300

Parametric Technology Corporation (c)

575,700

3,200

Peabody Energy Corporation

128,768

17,300

PeopleSupport, Inc. (c)

198,085

52,700

PetroQuest Energy, Inc. (c)

616,063

333

Providence Washington Insurance Companies (c)

33

42,200

Quintana Maritime Limited

581,094

19,000

Regal Entertainment Group

377,530

51,500

Resource Capital Corp.

831,210

5,000

RTI International Metals, Inc. (c)(d)

455,050

15,900

Sanderson Farms, Inc.

589,254

20,400

Sasol Limited

674,220

13,210

Ship Finance International Limited

362,350

39,500

Spansion Inc. (c)

481,505

75,300

Star Asia Fin Ltd.

753,000

61,412

Star Gas Partners, L.P. (c)

240,121

3,800

Superior Energy Services, Inc. (c)

130,986

35,408

Taiwan Semiconductor Manufacturing Company Ltd.

380,636

72,547

Technology Investment Capital Corp.

1,226,770

16,200

Tenaris S.A.

743,580

7,700

The Home Depot, Inc.

282,898

53,600

The Wet Seal, Inc. (c)

351,080

10,400

Valero Energy Corporation (d)

670,696

4,900

Valero L.P.

326,340

11,900

Williams Partners L.P.

567,987

77,100

Windstream Corporation

1,132,598

22,600

Zoltek Companies, Inc. (c)(d)

789,417

Total Common Stocks (cost $43,062,973)

44,526,722

Preferred Stocks–4.4% of Net Assets

3,000

Baker Street Funding (a)

2,910,000

1,000

Baker Street Funding 2006-1 (a)

940,000

2,000

Centurion VII

1,515,000

1,000

Credit Genesis CLO 2005 (a)

990,000

9

Harborview 2006-8 (c)

1

1,000

Hewett’s Island II (a)

990,000

RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Shares

Description

Value (b)

Preferred Stocks (continued)

67,000

Indymac Indx CI-1 Corp. (a)

$
1,820,859

1,000

Marquette Park CLO Ltd. (a)

960,000

2,725

Motient Corporation

2,180,000

2,000

Mountain View Funding (a)

1,760,000

2,000

WEBS CDO 2006-1 PS

1,800,000

Total Preferred Stocks (cost $15,962,359)

15,865,860

Eurodollar Time Deposits–3.3% of Net Assets

  State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007, 4.05% maturing at $11,898,861 on April 2,
2007.

11,885,850

Total Investments–135.6% of Net Assets (cost $522,852,075)

487,172,246

Other Assets and Liabilities, net–(35.6%) of Net Assets

(127,942,304
)

Net Assets

$
359,229,942

Call Options Written 3/31/2007

Number of Contracts

Common Stocks/Expiration Date/Exercise Price

Value (b)

26

RTI International Metals, Inc./April 2007/95

5,330

29

Valero Energy Corporation/April 2007/65

5,220

30

Zoltek Companies, Inc./April 2007/35

4,500

Total Call Options Written (Premiums Received $18,324)

$
15,050

(a)

Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the
Fund’s investment adviser.

(b)

See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.

(c)

Non-income producing securities.

(d)

A portion or all of the security is pledged as collateral for call options written.

*

These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

The Notes to the Financial Statements
are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2007

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Assets:

Investments in securities, at value

$
552,049,765

$
404,944,181

$
621,198,028

$
487,172,246

Dividends and interest receivable

7,989,124

6,180,290

8,149,405

7,270,421

Receivable for investments sold

12,608,008

10,789,248

15,525,250

10,120,159

Debt issue costs

48,189

51,392

48,189

29,014

Other assets

—

13,524

—

—

Total assets

572,695,086

421,978,635

644,920,872

504,591,840

Liabilities:

Loan payable (Note 6)

150,000,000

115,000,000

170,000,000

140,000,000

Interest payable

687,134

230,000

778,752

1,549,306

Call options written, at value (premiums received $13,753, $11,165, $22,662, and $18,324) (Note 4)

11,250

9,160

18,840

15,050

Payable for investments purchased

4,494,669

3,120,474

4,682,672

3,384,810

Accrued expenses:

Advisory fees (Note 3)

318,094

235,122

358,702

279,513

Accounting and administration fees (Note 3)

73,407

54,259

82,777

64,503

Other

111,891

70,716

120,447

68,716

Total liabilities

155,696,445

118,719,731

176,042,190

145,361,898

Net assets

$
416,998,641

$
303,258,904

$
468,878,682

$
359,229,942

Composition of Net Assets:

Common stock, $.0001 par value (1,000,000,000 shares authorized for each fund)

3,137

2,300

3,326

2,786

Paid-in capital

453,225,458

335,867,530

478,383,082

400,920,125

Undistributed net investment income/(loss)

28,565

(2,201
)

7,735,052

36,428

Accumulated net realized gains/(losses) on investments

1,667,919

1,030,313

9,199,296

(6,052,842
)

Net unrealized appreciation/(depreciation) on investments

(37,926,438
)

(33,639,038
)

(26,442,074
)

(35,676,555
)

Net assets

$
416,998,641

$
303,258,904

$
468,878,682

$
359,229,942

Investments, at identified cost

$
589,978,706

$
438,585,224

$
647,643,924

$
522,852,075

Shares Outstanding and Net Asset Value Per Share:

Common shares outstanding

31,367,545

23,002,424

33,256,437

27,861,696

Net asset value per share

$
13.29

$
13.18

$
14.10

$
12.89

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the
Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR
ENDED MARCH 31, 2007

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Investment Income:

Interest income

$
61,037,059

$
48,173,790

$
68,576,856

$
53,893,774

Dividend income

3,450,348
(a)

2,343,971
(b)

3,186,385
(c)

3,074,710
(d)

Total Investment Income

64,487,407

50,517,761

71,763,241

56,968,484

Expenses:

Advisory fees

3,693,108

2,751,650

3,940,987

3,272,627

Accounting and administration fees

852,256

634,996

909,459

755,222

Interest expense

7,977,650

6,743,948

7,370,088

8,124,494

Debt issue expense

619,717

224,215

694,328

222,234

Legal fees

129,921

92,178

78,136

89,944

Audit fees

50,250

47,250

43,250

47,250

Transfer agent fees

30,670

28,779

26,181

29,728

Custodian fees

53,248

50,926

49,552

52,043

Registration fees

32,588

24,794

60,811

26,288

Directors’ fees

45,923

44,439

44,440

44,439

Insurance premiums

22,237

16,460

25,005

19,329

Other

50,319

43,930

21,885

48,433

Total Expenses

13,557,887

10,703,565

13,264,122

12,732,031

Net Investment Income

50,929,520

39,814,196

58,499,119

44,236,453

Realized and Unrealized Gains/(Losses) on Investments:

Net realized gains on investments

4,330,575

568,447

14,950,515

3,251,428

Net realized gains on expiration of options

205,688

156,663

128,670

287,184

Net change in unrealized appreciation/(depreciation) on investments

(24,493,116
)

(17,889,752
)

(29,539,043
)

(20,047,226
)

Change in Net Assets Resulting From Operations

$
30,972,667

$
22,649,554

$
44,039,261

$
27,727,839

(a)

Net of foreign taxes paid of $29,845.

(b)

Net of foreign taxes paid of $21,731.

(c)

Net of foreign taxes paid of $25,964.

(d)

Net of foreign taxes paid of $33,248.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the
Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

RMK Advantage Income Fund

RMK High Income Fund

Year Ended March 31, 2007

Year Ended March 31, 2006

Year Ended March 31, 2007

Year Ended March 31, 2006

Change in Net Assets:

Operations:

Net investment income

$
50,929,520

$
55,050,302

$
39,814,196

$
42,355,460

Net realized gains/(losses) on investments

4,536,263

945,291

725,110

(1,025,157
)

Net change in unrealized appreciation/(depreciation) on investments

(24,493,116
)

(10,068,183
)

(17,889,752
)

(13,910,971
)

Change in net assets resulting from operations

30,972,667

45,927,410

22,649,554

27,419,332

Distributions to Stockholders:

Distributions from net investment income

(52,113,460
)

(53,755,090
)

(39,074,765
)

(40,624,400
)

Distributions in excess of net investment income

(1,710,843
)

—

(594,461
)

—

Distributions from net realized gain on investments

—

(6,984,837
)

—

(14,591,926
)

Total distributions to stockholders

(53,824,303
)

(60,739,927
)

(39,669,226
)

(55,216,326
)

Capital Transactions:

Proceeds from sales of shares as a result of reinvested dividends and other distributions (1,448,543 and 1,832,182 shares)

22,621,138

28,378,514

—

—

Proceeds from sales of shares as a result of reinvested dividends and other distributions (850,816 and 1,279,613 shares)

—

—

13,579,515

20,765,109

Change in net assets from capital transactions

22,621,138

28,378,514

13,579,515

20,765,109

Change in net assets

(230,498
)

13,565,997

(3,440,157
)

(7,031,885
)

Net Assets:

Beginning of period

417,229,139

403,663,142

306,699,061

313,730,946

End of period

$
416,998,641

$
417,229,139

$
303,258,904

$
306,699,061

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Year Ended March 31, 2007

Period Ended March 31, 2006(a)

Year Ended March 31, 2007

Year Ended March 31, 2006

Change in Net Assets:

Operations:

Net investment income

$
58,499,119

$
6,666,576

$
44,236,453

$
46,260,650

Net realized gains/(losses) on investments

15,079,185

1,109,506

3,538,612

(6,375,927
)

Net change in unrealized appreciation/(depreciation) on investments

(29,539,043
)

3,096,969

(20,047,226
)

(1,310,891
)

Change in net assets resulting from operations

44,039,261

10,873,051

27,727,839

38,573,832

Distributions to Stockholders:

Distributions from net investment income

(53,257,899
)

(3,726,838
)

(46,566,848
)

(48,998,109
)

Distributions in excess of net investment income

—

—

(1,453,583
)

—

Distributions from net realized gain on investments

(7,435,301
)

—

—

(9,912,611
)

Total distributions to stockholders

(60,693,200
)

(3,726,838
)

(48,020,431
)

(58,910,720
)

Capital Transactions:

Proceeds from shares sold (31,050,000 shares)

—

444,197,605

Proceeds from sales of shares as a result of reinvested dividends and other distributions (2,061,455 and 138,001 shares)

32,009,545

2,079,255

—

—

Proceeds from sales of shares as a result of reinvested dividends and other distributions (1,074,450 and 1,498,582 shares)

—

—

16,754,479

23,323,447

Change in net assets from capital transactions

32,009,545

446,276,860

16,754,479

23,323,447

Change in net assets

15,355,606

453,423,073

(3,538,113
)

2,986,559

Net Assets:

Beginning of period

453,523,076

100,003

362,768,055

359,781,496

End of period

$
468,878,682

$
453,523,076

$
359,229,942

$
362,768,055

(a)

From the commencement of investment operations on January 19, 2006.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE YEAR
ENDED MARCH 31, 2007

RMK Advantage Income Fund

RMK High Income Fund

Cash flows from operating activities

Change in net assets from operations

$
30,972,667

$
22,649,554

Adjustments to reconcile change in net assets from operations to net cash provided by/(used in) operating activities

Purchase of investment securities (at cost)

(530,307,063
)

(421,660,482
)

Proceeds from disposition of investment securities

497,101,852

391,060,789

Purchase of short-term investment securities, net

17,877,413

18,009,666

Proceeds from principal payments

13,286,617

13,662,587

Change in unrealized appreciation on investment securities

24,493,116

17,889,752

Amortization/accretion of premiums/discount on investment securities

(8,510,824
)

(5,843,202
)

Net realized gain/(loss) on investment securities

(4,536,263
)

(725,110
)

Net realized gain/(loss) on principal payments

1,131,868

(741,710
)

Amortization of debt issue costs

619,717

224,215

(Increase)/decrease in dividends and interest receivable

(1,261,957
)

(1,151,482
)

(Increase)/decrease in receivables for securities sold

(10,550,166
)

(8,521,610
)

Increase/(decrease) in interest payable

86,663

22,354

Increase/(decrease) in payables for securities purchased

1,400,364

1,437,480

Increase/(decrease) in accrued advisory fees

7,163

3,926

Increase/(decrease) in accrued accounting and administration fees

1,654

906

Increase/(decrease) in other accrued expenses

10,460

(3,434
)

Net cash provided by/(used in) operating activities

31,823,281

26,314,199

Cash flows from financing activities

Cash paid for debt issue costs

(620,116
)

(224,488
)

Cash distributions paid

(31,203,165
)

(26,089,711
)

Net cash provided by/(used in) financing activities

(31,823,281
)

(26,314,199
)

Net increase/(decrease) in cash

—

—

Cash

Beginning balance

—

—

Ending balance

$
—

$
—

Supplemental disclosure of cash flow information: Noncash
financing activities not included herein consist of reinvestment of dividends and other distributions of $22,621,138 and $13,579,515 for RMK Advantage Income Fund and RMK High Income Fund, respectively. Total cash paid for interest was $7,890,986 and $6,721,594 for RMK Advantage Income Fund and RMK High Income Fund, respectively.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the
Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE YEAR
ENDED MARCH 31, 2007

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Cash flows from operating activities

Change in net assets from operations

$
44,039,261

$
27,727,839

Adjustments to reconcile change in net assets from operations to net cash provided by/(used in) operating activities

Purchase of investment securities (at cost)

(686,862,968
)

(520,763,658
)

Proceeds from disposition of investment securities

472,373,972

494,243,352

Purchase of short-term investment securities, net

24,643,673

6,596,687

Proceeds from principal payments

17,484,500

19,819,321

Change in unrealized appreciation on investment securities

29,539,043

20,047,226

Amortization/accretion of premiums/discount on investment securities

(12,518,637
)

(7,339,413
)

Net realized gain/(loss) on investment securities

(15,079,185
)

(3,538,612
)

Net realized gain/(loss) on principal payments

(205,291
)

2,260,011

Amortization of debt issue costs

694,328

222,234

(Increase)/decrease in dividends and interest receivable

(3,652,831
)

(1,684,333
)

(Increase)/decrease in receivables for securities sold

(13,453,263
)

(8,152,636
)

Increase/(decrease) in interest payable

778,752

154,950

Increase/(decrease) in payables for securities purchased

1,461,100

1,898,962

Increase/(decrease) in accrued advisory fees

110,523

3,709

Increase/(decrease) in accrued accounting and administration fees

25,505

856

Increase/(decrease) in other accrued expenses

47,690

(12,783
)

Net cash provided by/(used in) operating activities

(140,573,828
)

31,483,712

Cash flows from financing activities

Increase in loan payable

170,000,000

—

Cash paid for debt issue costs

(742,517
)

(217,760
)

Cash distributions paid

(28,683,655
)

(31,265,952
)

Net cash provided by/(used in) financing activities

140,573,828

(31,483,712
)

Net increase/(decrease) in cash

—

—

Cash

Beginning balance

—

—

Ending balance

$
—

$
—

Supplemental disclosure of cash flow information: Noncash
financing activities not included herein consist of reinvestment of dividends and other distributions of $32,009,545 and $16,754,479 for RMK Multi-Sector High Income and RMK Strategic Income Fund, respectively. Total cash paid for interest was
$6,591,336 and $7,969,544 for RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the
Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR
A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

Net Asset Value, Beginning of Period

Net Investment Income

Net Realized and Unrealized Gains/ (Losses) on Investments

Total From Investment Operations

Dividends From Net Investment Income

Distributions From Capital Gains

RMK Advantage Income Fund

Year Ended March 31, 2007

$
13.95

1.66

(0.56
)

1.10

(1.70
)

—

Year Ended March 31, 2006

$
14.37

1.90

(0.22
)

1.68

(1.86
)

(0.24
)

Period Ended March 31, 2005 (e)

$
14.33
(b)

0.57

(0.03
)

0.54

(0.48
)

—

RMK High Income Fund

Year Ended March 31, 2007

$
13.85

1.76

(0.67
)

1.09

(1.73
)

—

Year Ended March 31, 2006

$
15.03

1.98

(0.58
)

1.40

(1.90
)

(0.68
)

Year Ended March 31, 2005

$
15.32

2.15

0.24

2.39

(2.07
)

(0.61
)

Period Ended March 31, 2004 (f)

$
14.33
(b)

1.11

1.09

2.20

(1.01
)

(0.17
)

RMK Multi-Sector High Income Fund

Year Ended March 31, 2007

$
14.54

1.81

(0.36
)

1.45

(1.66
)

(0.23
)

Period Ended March 31, 2006 (g)

$
14.33
(b)

0.21

0.14

0.35

(0.12
)

—

RMK Strategic Income Fund

Year Ended March 31, 2007

$
13.54

1.63

(0.52
)

1.11

(1.71
)

—

Year Ended March 31, 2006

$
14.23

1.78

(0.20
)

1.58

(1.89
)

(0.38
)

Year Ended March 31, 2005

$
14.31

1.76

(0.16
)

1.60

(1.68
)

—

Period Ended March 31, 2004 (h)

$
14.33
(b)

0.02

(0.02
)

—

—

—

(a)
Total investment return is calculated assuming a purchase of a common share of stock at the opening market price of the first day and a sale at the closing market price on the last day of each period reported. Dividends and other distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plans. Total investment returns do not reflect brokerage commissions. Past performance is no guarantee of future results.

(b)
Net of sales load of $0.675 on initial shares issued.

(c)
Not annualized for periods less than one year.

(d)
Ratio annualized for the periods less than one year.

(e)
From the commencement of investment operations on November 8, 2004.

(f)
From the commencement of investment operations on June 24, 2003.

(g)
From the commencement of investment operations on January 19, 2006.

(h)
From the commencement of investment operations on March 18, 2004.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the
Financial Statements.

REGIONS MORGAN KEEGAN FUNDS

Ratios to Average Net Assets

Supplemental Data

Return of Capital

Total Distributions

Offering Costs Charged to Paid-in Capital

Net Asset Value, End of Period

Total Return, Net Asset Value (c)

Common Share Price, End of Period

Total Return, Market Value (a)(c)

Net Expenses (d)

Net Investment Income (d)

Net Assets, End of Period (000’s)

Portfolio Turnover Rate

(0.06
)

(1.76
)

—

$
13.29

6.21
%

$
15.30

1.53
%

3.23
%

12.14
%

$
416,999

94
%

—

(2.10
)

—

$
13.95

11.05
%

$
16.80

23.28
%

2.62
%

13.45
%

$
417,229

104
%

—

(0.48
)

(0.02
)

$
14.37

3.53
%

$
15.59

7.30
%

0.94
%

10.52
%

$
403,663

57
%

(0.03
)

(1.76
)

—

$
13.18

6.05
%

$
15.20

(3.26
)%

3.47
%

12.89
%

$
303,259

100
%

—

(2.58
)

—

$
13.85

7.80
%

$
17.51

24.15
%

2.92
%

13.66
%

$
306,699

97
%

—

(2.68
)

—

$
15.03

15.46
%

$
16.50

16.49
%

2.12
%

14.08
%

$
313,731

73
%

—

(1.18
)

(0.03
)

$
15.32

15.50
%

$
16.67

20.06
%

1.11
%

10.15
%

$
299,772

76
%

—

(1.89
)

—

$
14.10

9.45
%

$
15.71

10.96
%

2.83
%

12.46
%

$
468,879

85
%

—

(0.12
)

(0.02
)

$
14.54

2.27
%

$
15.98

7.38
%

0.71
%

6.72
%

$
453,523

131
%

(0.05
)

(1.76
)

—

$
12.89

6.18
%

$
14.81

(1.09
)%

3.50
%

12.17
%

$
359,230

106
%

—

(2.27
)

—

$
13.54

9.95
%

$
16.70

22.60
%

2.94
%

12.80
%

$
362,768

101
%

—

(1.68
)

—

$
14.23

10.87
%

$
15.74

9.68
%

1.70
%

12.47
%

$
359,781

69
%

—

—

(0.02
)

$
14.31

(0.14
)%

$
16.00

6.67
%

0.87
%

3.87
%

$
300,547

0
%

REGIONS MORGAN KEEGAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1
Organization

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each a “Fund” and collectively, the “Funds”) were organized as separate Maryland corporations on September 7, 2004, April 16, 2003, November 14, 2005 and January 16, 2004, respectively. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as diversified, closed-end management investment companies, each with its own investment objective.

Each Fund is authorized to issue 1,000,000,000 shares of capital stock with a par value of $0.0001 per share. The Funds’ Boards are authorized to classify and reclassify any unissued shares of capital stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or terms and conditions of redemption of such shares by the Funds. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable.
Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative. The Funds have no present intentions of offering additional shares, except as described in the Dividend Reinvestment Plan.

Under each Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2
Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America.

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the

REGIONS MORGAN KEEGAN FUNDS

security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private
placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of
Morgan Asset Management, Inc. (the “Adviser”) does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value (“NAV”) as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s
Valuation Committee using procedures established by and under the direction of each Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Certain debt securities held by the Funds are valued on the basis of prices provided by primary market dealers. The prices provided by primary market dealers may differ from the value that would be realized if the securities were sold.

REGIONS MORGAN KEEGAN FUNDS

As of March 31, 2007, the total value of these securities represented approximately 61.52%, 57.99%, 65.08% and 55.94% of the total investments of RMK
Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc., respectively.

Investment Transactions and Investment Income—Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.
Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Dividends and Distributions to Stockholders—Each Fund declares quarterly and pays monthly dividends to its stockholders from the Fund’s net investment income and from other sources from time to time. Each Fund also pays distributions at least annually from its net realized capital gains, if any. All common shares have equal dividend and distribution rights. Dividends and other distributions to stockholders are recorded on the ex-dividend date. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source(s) other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of
Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Fund’s distributions for each calendar year are reported on IRS Form 1099 DIV.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts, net operating loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Repurchase Agreements—The Funds may purchase instruments
from financial institutions, such as banks and broker dealers, subject to the seller’s agreement to

REGIONS MORGAN KEEGAN FUNDS

repurchase them at an agreed upon time and price (“repurchase agreement”). The Funds may invest in repurchase agreements with institutions that are deemed by the Adviser to be of good standing and creditworthy. A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction and accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement if the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

Option Writing—When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

REGIONS MORGAN KEEGAN FUNDS

Cash—Cash represents deposits in bank accounts.

New Accounting Pronouncements—In July 2006, the Financial Accounting
Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Adviser is evaluating the application of FIN 48 to each Fund, and is not in a position at this time to estimate the significance of its impact, if any, on each Fund’s financial statements.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Adviser is evaluating the application of FAS 157 to each Fund, and is not in a position at this time to estimate the significance of its impact on each Funds’ financial statements. The Funds have chosen not to early adopt this standard.

3
Agreements and Other Transactions with Affiliates

Investment Adviser—The Funds have entered into Investment Advisory Agreements with Morgan Asset Management, Inc., the Adviser, a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation (“Regions”). Under the terms of the agreements, the Funds are charged an annual advisory fee of 0.65% based on a percentage of each
Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage.

Accounting and Administrative Services—The Funds have entered into Accounting and Administrative Services Agreements with Morgan Keegan &
Company, Inc. (“Morgan Keegan”), a wholly owned subsidiary of Regions. Under

REGIONS MORGAN KEEGAN FUNDS

the terms of the agreements, Morgan Keegan provides portfolio accounting services and certain administrative personnel and services to the Funds for an annual fee of 0.15% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. Morgan Keegan also provides an employee to serve as the Funds’
Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

Directors and Officers—Certain of the Officers and Directors of the Funds

are also Officers and
Directors of the Adviser, Morgan Keegan, and Regions. Such Officers and Directors of the Company who are “Interested Persons” as defined in the 1940 Act receive no salary or fees from the Funds.

Each Independent Director receives an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from each Fund. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500 from each Fund. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Officer or Director is entitled to receive pension or retirement benefits from the Funds.

Other Transactions—For the fiscal year
ended March 31, 2007, Morgan Keegan earned no underwriting discounts, direct commissions or dealer incentives on the sales and purchases of investment securities.

4
Option Transactions

Transactions in options written during the fiscal year ended March 31, 2007 were as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Number of Contracts

Premiums Received

Number of Contracts

Premiums Received

Number of Contracts

Premiums Received

Number of Contracts

Premiums Received

Options outstanding at March 31, 2006

466

$
58,566

305

$
45,863

153

$
18,949

639

$
89,778

Options written

2,766

384,189

2,027

282,544

2,242

312,674

3,775

508,557

Options expired

(1,617
)

(205,688
)

(1,225
)

(156,663
)

(1,065
)

(128,670
)

(2,252
)

(287,184
)

Options exercised

(1,551
)

(223,314
)

(1,055
)

(160,579
)

(1,223
)

(180,291
)

(2,077
)

(292,827
)

Options outstanding at March 31, 2007

64

$
13,753

52

$
11,165

107

$
22,662

85

$
18,324

REGIONS MORGAN KEEGAN FUNDS

5
Investment Transactions

During the fiscal year ended March 31, 2007, cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Cost of Purchases

$
530,307,063

$
421,660,482

$
686,862,968

$
520,763,658

Proceeds from Sales

510,388,468

404,723,376

489,858,472

514,062,672

6
Bank Loans

The Funds are permitted to borrow up to one-third of the value of their total assets, including such borrowings, for investment purposes. Such borrowing is referred to as leveraging and the Funds have collateralized bank lines of credit for this purpose. As of March 31, 2007, the Funds’ borrowing arrangements were as follows:

■

RMK Advantage Income Fund has a collateralized $160,000,000 bank line of credit, which matures in March of 2008. The Fund maintains a separate collateral account for assets it pledges as collateral under the line of credit. Generally, the Fund holds all of its investment securities, other than equity securities, in that account and therefore pledges those securities as collateral under the borrowing arrangement; the collateral may be sold. As of March 31, 2007, the outstanding balance on the line of credit was $150,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.11% per annum are paid on the total line of credit, regardless of usage, and of 0.21% per annum on the outstanding amount of borrowings. The average balance during the fiscal year ended March 31, 2007 was $150,000,000 or $4.89 per share, based on average shares outstanding of 30,652,568. The average interest rate during the fiscal year ended March 31, 2007 was 5.245%. The maximum amount of borrowings outstanding at any month-end during the period was $150,000,000.

■

RMK High Income Fund has a collateralized $125,000,000 bank line of credit, which matures in December of 2007. All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of March 31, 2007, the outstanding balance on the line of credit was $115,000,000.

REGIONS MORGAN KEEGAN FUNDS

Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.375% per annum. Fees of 0.075% per annum are paid on the total line of credit, regardless of usage. The average balance during the fiscal year ended March 31, 2007 was $115,000,000 or $5.09 per share, based on average shares outstanding of 22,580,867. The average interest rate during the fiscal year ended March 31, 2007 was 5.784%. The maximum amount of borrowings outstanding at any month-end during the period was $115,000,000.

■

RMK Multi-Sector High Income Fund has a collateralized $180,000,000 bank line of credit, which matures in March of 2008. The Fund maintains a separate collateral account for assets it pledges as collateral under the line of credit. Generally, the Fund holds all of its investment securities, other than equity securities, in that account and therefore pledges those securities as collateral under the borrowing arrangement; the collateral may be sold. As of March 31, 2007, the outstanding balance on the line of credit was $170,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below LIBOR. Fees of 0.11% per annum are paid on the total line of credit, regardless of usage, and of 0.21% per annum on the outstanding amount of borrowings. The average balance during the fiscal year ended March 31, 2007 was $131,923,077 or $4.10 per share, based on average shares outstanding of 32,140,602. The average interest rate during the fiscal year ended March 31, 2007 was 5.247%. The maximum amount of borrowings outstanding at any month-end during the period was $170,000,000.

■

RMK Strategic Income Fund has a collateralized $150,000,000 bank line of credit, which matures in July of 2008. All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of March 31, 2007, the outstanding balance on the line of credit was $140,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.375% per annum. Fees of 0.075% per annum are paid on the total line of credit, regardless of usage. The average balance during the fiscal year ended
March 31, 2007 was $140,384,615 or $5.14 per share, based on average shares outstanding of 27,336,249. The average interest rate during the fiscal year ended March 31, 2007 was 5.703%. The maximum amount of borrowings outstanding at any month-end during the period was $145,000,000.

REGIONS MORGAN KEEGAN FUNDS

7
Federal Tax Information

Each Fund is treated as a separate entity for federal tax purposes. No provision for federal income or excise taxes is required since the Funds intend to continue to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and distribute substantially all their taxable net investment income and capital gains to their stockholders.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.
These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities, distribution reclassification, return of capital and REIT adjustments.

Permanent book and tax basis differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or NAVs per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

For the year ended March 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Undistributed net investment Income

$
2,871,276

$
(149,450
)

$
(215,037
)

$
3,750,022

Accumulated net realized gain/(loss) on investments

(2,871,276
)

149,450

215,037

(2,184,662
)

Paid in Capital

—

—

—

(1,565,360
)

The tax character of distributions as
reported on the Statements of Changes in Net Assets for the year ended March 31, 2007 was as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Ordinary Income(1)

$
53,824,303

$
39,669,226

$
60,693,132

$
46,455,071

Long-term Capital Gains

—

—

68

—

Return of Capital

—

—

—

1,565,360

Total Distributions

$
53,824,303

$
39,669,226

$
60,693,200

$
48,020,431

(1)

  For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

REGIONS MORGAN KEEGAN FUNDS

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended March 31, 2006 was as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Ordinary Income(1)

$
58,852,032

$
47,664,460

$
3,726,838

$
58,120,300

Long-term Capital Gains

1,887,895

7,551,866

—

229,122

Return of Capital

—

—

—

561,298

Total Distributions

$
60,739,927

$
55,216,326

$
3,726,838

$
58,910,720

(1)

  For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

For the
year ended March 31, 2007, the tax basis components of net assets were as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Gross Unrealized Appreciation

$
10,684,347

$
8,408,407

$
13,219,424

$
9,362,181

Gross Unrealized (Depreciation)

(49,162,739
)

(42,472,138
)

(40,139,166
)

(45,521,682
)

Net Unrealized Appreciation/(Depreciation)

(38,478,392
)

(34,063,731
)

(26,919,742
)

(36,159,501
)

Undistributed Ordinary Income

2,248,438

1,476,321

15,067,242

—

Undistributed Long-Term Capital Gains

—

—

2,344,774

—

Capital Loss Carryforwards and Post October Losses

—

—

—

(5,533,468
)

Other

—

(23,516
)

—

—

Distributable Earnings

(36,229,954
)

(32,610,926
)

(9,507,726
)

(41,692,969
)

Paid-in Capital

453,228,595

335,869,830

478,386,408

400,922,911

Net Assets

$
416,998,641

$
303,258,904

$
468,878,682

$
359,229,942

REGIONS MORGAN KEEGAN FUNDS

At March 31, 2007, the Funds’ cost of investments for federal tax purposes was as follows:

RMK Advantage Income Fund

RMK High Income Fund

RMK Multi-Sector High Income Fund

RMK Strategic Income Fund

Cost of Investments

$
590,530,660

$
439,009,917

$
648,121,592

$
523,335,021

Capital Loss
Carryforwards—At March 31, 2007, RMK Strategic Income Fund, Inc. had capital loss carryforwards of $5,339,876 and $193,592 expiring in 2014 and 2015, respectively, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Post-October Losses Deferred—Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. There were no post-October losses in the current year.

8
Concentration of Credit Risk

The Funds invest primarily in below investment grade debt securities (commonly referred to as “junk bonds”). The ability of the issuers of the debt securities held by the Funds to meet their obligations might be affected by economic developments in a specific industry, state or region.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of RMK Advantage Income Fund, Inc., RMK High
Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (hereafter referred to as the “Funds”) at March 31, 2007, and the results of each of their operations, the changes in each of their net assets, the results of each of their cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Memphis, Tennessee

May 21, 2007

BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the Directors and Officers of the Funds. All persons named as Directors and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of eighteen portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan
Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Directors and/or Officers who are “interested persons” of the Funds as defined by the 1940 Act by virtue of their positions with the Adviser, Morgan Keegan and/or Regions, the publicly held parent of the Adviser, and its other subsidiaries. The Statement of Additional Information for each Fund includes additional information about the Fund’s Directors as of the time of the Fund’s initial public offering and is available upon request, without charge, by calling the Funds toll-free at 800-564-2188.

DIRECTORS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years and Other Directorships Held by
Director

  Allen B. Morgan, Jr.*   Age 64,
Director, Since 2003/2004/2005(3)

Mr. Morgan has served as a Director and Vice-Chairman of Regions Financial Corporation since 2001 and 2003, respectively. He also has served as a Director of Morgan Asset Management, Inc. since
1993. Mr. Morgan has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc. since 1969.

  J. Kenneth Alderman*   Age 54, Director,
Since 2003/2004/2005(3)

Mr. Alderman has been President of Regions Morgan Keegan Trust and Chief Executive Officer of Morgan Asset Management, Inc. since 2002. He has also served as an Executive Vice President of
Regions Financial Corporation since 2000. Mr. Alderman is a Certified Public Accountant and he holds the Chartered Financial Analyst designation.

BOARD OF DIRECTORS AND
OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years and Other Directorships Held by
Director

Jack R. Blair Age 65, Director, Since 2005

Mr. Blair serves as non-executive Chairman of DJO, Inc. (orthopedic equipment). He also serves as a director of NuVasive, Inc. (medical device company), Buckman Laboratories, Inc. (specialty chemicals manufacturer) and Active Implants Corporation (orthopedic medical device company). Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from September 2000 until March 2004 when the company was acquired by CIBER,
Inc.

Albert C. Johnson Age 62, Director, Since 2005

Mr. Johnson has been an independent financial consultant since 1998. He also has served as a Director of Books-A-Million, Inc. since 2005. He was Senior Vice President and Chief Financial
Officer of Dunn Investment Company (construction) from 1994 to 1998. He also was with Arthur Andersen LLP from 1965 to 1994, retiring as the Managing Partner of the firm’s Birmingham Office.

  James Stillman R. McFadden   Age 49,
Director, Since 2003/2004/2005(3)

Mr. McFadden has been Chief Manager of McFadden Communications, LLC (commercial printing) since 2002. He also has served as a Director for several private companies since 1997.

BOARD OF DIRECTORS AND
OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years and Other Directorships Held by
Director

  W. Randall Pittman   Age 53, Director,
Since 2003/2004/2005(3)

Mr. Pittman has been Chief Financial Officer of Emageon Inc. (healthcare information systems) since 2002. From 1999 to 2002, he was Chief Financial Officer of BioCryst Pharmaceuticals, Inc.
(biotechnology). From 1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President – Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller.

Mary S. Stone Age 56, Director, Since 2003/2004/2005(3)

Ms. Stone has been a professor at the University of Alabama Culverhouse School of Accountancy since 1981 and has held the Hugh Culverhouse Endowed Chair of Accountancy since 2002. She has served as Director of the Culverhouse School of Accountancy since 2004. She is also a former member of Financial Accounting Standards Advisory Council, AICPA, Accounting Standards Executive Committee and AACSB International Accounting Accreditation
Committee. She is a Certified Public Accountant.

BOARD OF DIRECTORS AND
OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years and Other Directorships Held by
Director

Archie W. Willis, III Age 49, Director, Since 2003/2004/2005(3)

Mr. Willis has been President of Community Capital (financial advisory and real estate development consulting) since 1999 and Vice President of Community
Realty Company (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan & Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001 and a Member of the Advisory Board of
Tri-State Bank of Memphis since 2006.

(1)

  The address of each Director is c/o the Funds, 50 North Front
Street, 21st Floor, Memphis, Tennessee 38103.

(2)

Each Fund’s Board of Directors is divided into three
classes: Class I, Class II and Class III. The terms of office of the Class I, Class II and Class III Directors expire at the Annual Meeting of Stockholders in the year 2007, year 2008 and year 2009, respectively, or until in each case their respective successors are duly elected and qualified. Each Director who is not an interested person of the Fund serves on the Funds’ Audit, Independent Directors and Qualified Legal Compliance Committees.

(3)

RMK High Income Fund, RMK Strategic Income Fund, RMK Advantage
Income Fund and RMK Multi-Sector High Income Fund commenced investment operations on June 24, 2003, March 18, 2004, November 8, 2004 and January 19, 2006, respectively.

BOARD OF DIRECTORS AND
OFFICERS

OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years

  Brian B. Sullivan*   Age 52, President,
Since 2006(4)

Mr. Sullivan has served as President and Chief Investment Officer of Morgan Asset Management, Inc. since 2006. From 1999 to 2002 and from 2005 to 2007, Mr. Sullivan has served as President of
AmSouth Asset Management, Inc., which will merge into Morgan Asset Management, Inc. in late 2007. From 1996 to 1999 and from 2002 to 2005, Mr. Sullivan served as Vice President of AmSouth Asset Management, Inc. Since joining AmSouth Bank in 1982 through 1996, Mr. Sullivan served in various capacities including Equity Research Analyst and Chief Fixed Income Officer and was responsible for Employee Benefits Portfolio Management and Regional Trust Investments. He holds the Chartered Financial
Analyst designation.

  Thomas R. Gamble*   Age 64, Vice
President, Since 2003/2004/2005(3)

Mr. Gamble has been an executive at Regions Financial Corporation since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a Senior Vice President and Manager of Employee Benefits at the
Birmingham Trust Department of Regions Bank from 1981 to 2000.

BOARD OF DIRECTORS AND
OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years

  J. Thompson Weller*   Age 42, Treasurer, Since
2006(4), and Assistant Secretary, Since 2003/2004/2005(3)

Mr. Weller has been a Managing Director and Controller of Morgan Keegan & Company, Inc. since 2001. He was Senior Vice President and Controller of Morgan Keegan & Company, Inc. from 1998 to 2001, Controller and First Vice President from 1997 to 1998, Controller and Vice President from 1995 to 1997 and Assistant Controller from 1992 to 1995. Mr. Weller also served as a Business Systems Analyst in the Investment Information Division
of Metropolitan Life Insurance Co. from 1991 to 1992. Mr. Weller was also with Arthur Andersen & Co. in 1988 and Andersen Consulting from 1989 to 1991.

  Charles D. Maxwell*   Age 53, Secretary and
Assistant Treasurer, Since 2003/2004/2005(3)

Mr. Maxwell has been Executive Managing Director, Chief Financial Officer, Treasurer and Secretary of Morgan Keegan & Company, Inc. since 2006. Mr. Maxwell previously served as Managing
Director of Morgan Keegan & Company, Inc. from 1998 to 2006 and Assistant Treasurer and Assistant Secretary of Morgan Keegan & Company, Inc. from 1994 to 2006. Mr. Maxwell has been Secretary and Treasurer of Morgan Asset Management,
Inc. since 1993. He was Senior Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997. Mr. Maxwell also was with the accounting firm of Ernst & Young LLP from 1976 to 1986 and served as a Senior Manager from 1984 to
1986.

BOARD OF DIRECTORS AND
OFFICERS

Name, Address(1), Age, Position(s) Held with Funds, Term of Office(2), Length of Service

Principal Occupation(s) During Past Five Years

Michele F. Wood* Age 38, Chief Compliance Officer, Since 2006

Ms. Wood has been the Chief Compliance Officer of Morgan Asset Management, Inc. since 2006 and is also a Senior Vice President of Morgan Keegan &
Company, Inc. She was a Senior Attorney and First Vice President of Morgan Keegan & Company, Inc. from 2002 to 2006. She was a Staff Attorney with FedEx Corporation from 2001 to 2002 specializing in employment litigation. She was an Associate with Ford & Harrison LLP from 1997 to 2001.

(1)

The address of Messrs. Weller and Maxwell and Ms. Wood is
50 North Front Street, Memphis, Tennessee 38103. The address of Messrs. Sullivan and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

(2)

  Officers of the Funds are elected and appointed annually by the
Board of Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

(3)

RMK High Income Fund, RMK Strategic Income Fund, RMK Advantage
Income Fund and RMK Multi-Sector High Income Fund commenced investment operations on June 24, 2003, March 18, 2004, November 8, 2004 and January 19, 2006, respectively.

(4)

On November 10, 2006, the Boards of Directors of the Funds
appointed Mr. Brian B. Sullivan as President and Mr. J. Thompson Weller as Treasurer of the Funds to replace Mr. Carter E. Anthony and Mr. Joseph C. Weller, respectively, who retired as officers of the Funds.

DIVIDEND REINVESTMENT PLAN

The Funds offer a dividend reinvestment plan (the “Plan”) pursuant to which stockholders, unless they elect otherwise, automatically have dividends and other distributions reinvested in common shares of the fund by Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (together, the “Plan Agent”). Stockholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works

After the funds declare a dividend or determine to make other distributions, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

■

If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

■

If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the New York Stock Exchange (“NYSE”), in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions

DIVIDEND REINVESTMENT PLAN

of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan
Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan

The Plan Agent’s fees for the handling of the reinvestment of dividends and other distributions will be paid by the Funds. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, each Fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications

The automatic reinvestment of dividends or other distributions does not relieve participants of any taxes which may be payable on such dividends or other distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw

Participants may withdraw from the Plan by calling the Plan Agent at 800-426-5523, writing to the Plan Agent at 250 Royall Street, Canton, Massachusetts 02021 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant’s notice is received by the
Plan Agent not less than ten days prior to any dividend or other distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or other distribution with respect to any subsequent dividend or other distribution.

SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE

The
Funds and their agents (referred to as the “Funds,” “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and stockholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect

The Funds collect nonpublic personal information about you from the following sources:

■

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’
website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

■

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications.
Examples of this information include specific investments and your account balances.

■

  We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing
Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

■

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to stockholders.

SUPPLEMENTAL INFORMATION

■

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

■

We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker dealer or other financial intermediary through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SUPPLEMENTAL INFORMATION

Employee Access To Information

All of the Funds’ employees must adhere to the Funds’ policy on confidentiality.
Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The
Funds’ Website

■

The Funds’ website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and stockholders.

■

Information or data entered into a website will be retained.

■

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

■

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site.
These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to
receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information
such as social security numbers, account numbers or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information or change account registration. We can, however, use e-mail

SUPPLEMENTAL INFORMATION

to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-564-2188.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes To Our Privacy Statement

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

ANNUAL
CERTIFICATIONS

Each
Fund is listed on the NYSE. As a result, each Fund is subject to certain corporate governance rules promulgated by the NYSE. Pursuant to those requirements, each Fund must include information in this annual report regarding certain certifications.
Each Fund has submitted to the NYSE the required annual certification of its Chief Executive Officer. Each Fund also will include the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act of 2002 as an exhibit to the Fund’s annual report on Form N-CSR to be filed with the Securities and Exchange Commission for the annual period.

PROXY VOTING POLICIES & PROCEDURES &
RECORD OF VOTING ACTIVITY

The
Funds vote proxies related to their portfolio securities according to a set of policies and procedures approved by the Funds’ Boards of Directors. You may view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 as well as a description of the policies and procedures, without charge, by calling 800-564-2188, by visiting the Fund’s website at www.rmkfunds.com or by visiting the SEC’s website at www.sec.gov.

SUPPLEMENTAL INFORMATION

QUARTERLY REPORTS ON
PORTFOLIO HOLDINGS

The
Funds file their complete schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters. You may obtain each Fund’s Form N-Q filings, without charge, by calling 800-564-2188 or you may view these filings by visiting the SEC’s website at www.sec.gov. Each Fund’s last Form N-Q filing is available on the Fund’s website at www.rmkfunds.com. Each Fund’s
Form N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information regarding the operation of the Public Reference Room.

FEDERAL TAX INFORMATION

(UNAUDITED)

For
the fiscal year ended March 31, 2007, the amount of long-term capital gain designated by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund were $0, $0, $68 and $0, respectively.

For the fiscal year ended March 31, 2007, 6.28%, 5.75%, 4.44% and 6.62%
of the distributions from net investment income paid by RMK Advantage Income Fund, RMK High Income Fund, RMK Multi-Sector High Income Fund and RMK Strategic Income Fund, respectively, are qualifying dividends which may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by RMK Advantage Income Fund, RMK High Income Fund, RMK
Multi-Sector High Income Fund and RMK Strategic Income Fund during the fiscal year ended March 31, 2007, 6.28%, 5.75%, 4.44% and 6.62%, respectively, qualified for the dividend received deduction available to corporate stockholders.

SUPPLEMENTAL INFORMATION

INVESTMENT ADVISER Morgan Asset Management, Inc. 417 North 20th Street, 15th Floor Birmingham, Alabama 35203

ADMINISTRATOR Morgan Keegan & Company, Inc. Morgan Keegan Tower 50 North Front Street Memphis, Tennessee 38103

  CUSTODIAN   State
Street Bank & Trust Company   801 Pennsylvania Avenue   Kansas
City, Missouri 64105

LEGAL COUNSEL Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

TRANSFER AGENT Computershare Shareholder Services, Inc. 250 Royall Street Canton, Massachusetts 02021

  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM PricewaterhouseCoopers LLP Morgan Keegan Tower 50 North Front Street, Suite 1000 Memphis, Tennessee 38103

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Statements and other information contained in this report are as dated and are subject to change.

REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With approximately $7.4 billion in assets, the fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and four closed-end funds. You may see an overview of each Fund by visiting the
Funds’ website at www.rmkfunds.com. You may also download each Fund’s most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY
OF FUNDS

■

EQUITY FUNDS

Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Core Equity Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

■

BALANCED FUND

Regions Morgan Keegan Select Balanced Fund

■

BOND FUNDS

Regions Morgan Keegan Select High Income Fund

Regions Morgan Keegan Select Intermediate Bond Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Short Term Bond Fund

■

TAX-EXEMPT BOND FUND

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

■

MONEY MARKET FUNDS

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

■

RMK Advantage Income Fund, Inc. (NYSE: RMA)

■

RMK High Income Fund, Inc. (NYSE: RMH)

■

RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY)

■

RMK Strategic Income Fund, Inc. (NYSE: RSF)

Item 2.
Code of Ethics.

The Fund has adopted a code of ethics as defined
in Item 2 of Form N-CSR that applies to the Fund’s principal executive officer and principal financial officer. Exhibit A of the Fund’s code of ethics was amended during the covered period to add Mr. Brian B. Sullivan and
Mr. J. Thompson Weller as covered officers to replace Mr. Carter E. Anthony and Mr. Joseph C. Weller who retired on November 10, 2006 as principal executive officer and principal financial officer, respectively. The
Fund has not made any substantial amendments to its code of ethics during the covered period. The Fund also has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Fund’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.
Audit Committee Financial Expert.

The Fund’s Board of
Directors (the “Board”) has determined that Albert C. Johnson, James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its Audit Committee.
Messrs. Johnson, McFadden and Pittman and Ms. Stone are independent for purposes of Item 3(a)(2) of this Form N-CSR.

Item 4.
Principal Accountant Fees and Services.

(a)-(d) Audit and
Non-Audit Fees

Fees billed by PricewaterhouseCoopers LLP (“PwC”) for audit and non-audit services provided to the Fund for the fiscal years ended March 31, 2007 and March 31, 2006 were as follows:

2007

2006

(a)

Audit Fees

$
42,875

$
25,000

(b)

Audit-Related Fees

—

—

(c)

Tax Fees(1)

3,500

3,000

(d)

All Other Fees

—

—

Total Fees

$
46,375

$
28,000

(1)
Consists of fees for preparing the Fund’s U.S. income tax returns.

(e)(1) Pre-Approval of Audit and Non-Audit Services

Audit and
non-audit services provided to the Fund require pre-approval by the Fund’s Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. The Audit Committee also must pre-approve those non-audit services provided to the Fund’s investment adviser and any entity controlling, controlled by or under common control with the Fund’s investment adviser (the “Affiliated Service Providers”) that provides ongoing services to the Fund, if the service relates directly to the operations and financial reporting of the Fund. Any individual service that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed service exceeding that cost level requires specific pre-approval by the Audit Committee.

(e)(2) None of the services included under (b)-(d) above was approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Fees

The aggregate non-audit fees billed by PwC for services rendered to the Fund were $3,500 and $3,000 for the fiscal years ended 2007 and 2006, respectively.

The aggregate non-audit fees billed by PwC for services rendered to the Fund’s Affiliated Service Providers that provides ongoing services to the Fund were $0 and $0 for the fiscal years ended 2007 and 2006, respectively.

(h) Not applicable as there were no
non-audit services rendered to the Fund’s Affiliated Service Providers that provide ongoing services to the Fund for the fiscal years ended 2007 and 2006.

Item 5.
Audit Committee of Listed Registrants.

The Fund has a
separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, consisting of Jack R. Blair, Albert C. Johnson, James Stillman R. McFadden, W. Randall Pittman, Mary S.
Stone and Archie W. Willis, III.

Item 6.
Schedule of Investments.

This schedule is included as part of the
Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board has delegated to the Fund’s investment adviser, Morgan Asset Management, Inc. (the “Adviser”), the responsibility to vote proxies related to the securities held in the Fund’s portfolio.
Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of the Fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”)
that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser’s Proxy Committee is
responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services, Inc. (“ISS”) to vote proxies in accordance with the Adviser’s voting guidelines.

The Adviser’s guidelines adopt the voting recommendations of ISS except that the Adviser may depart from ISS’s voting recommendations in certain areas if authorized by the Proxy Committee. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the
Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser’s proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies.

As of June 6, 2007, day-to-day management of the Fund’s portfolio is the responsibility of a team led by James C. Kelsoe, Jr., CFA. The following individuals at the Adviser share primary responsibility for the management of the
Fund.

James C. Kelsoe, Jr., CFA — Mr. Kelsoe serves as lead portfolio manager of the Fund. Mr. Kelsoe has been a portfolio manager with the Adviser since 1992. Mr. Kelsoe serves as portfolio manager of Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, each a series of
Morgan Keegan Select Fund, Inc. He also serves as portfolio manager of RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc., closed-end investment companies traded on the New York Stock Exchange.
Mr. Kelsoe is currently a senior portfolio manager for the Adviser, where he is responsible for $4.4 billion in assets under management and serves as a member of the Adviser’s strategy group, which oversees over $33 billion in assets.
Mr. Kelsoe has been with the Adviser since 1991. He received a B.S. in Finance from the University of Alabama in 1986 and holds the Chartered Financial Analyst designation.

Accounts Managed by James C. Kelsoe, Jr. as of March 31, 2007:

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Number of Accounts Managed

7

—

19

Number of Accounts Managed with Performance-Based Advisory Fees

—

—

—

Assets Managed

$
4,422,299,521

—

$
282,755,581

Assets Managed with Performance-Based Advisory Fees

—

—

—

The dollar range of shares of the Fund beneficially owned by James C. Kelsoe, Jr. as of March 31, 2007 was
$10,001-$50,000.

David H. Tannehill, CFA — Mr. Tannehill serves as an assistant portfolio manager of the Fund. Mr. Tannehill serves as an assistant portfolio manager of Regions Morgan Keegan Select Short Term Bond Fund, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. Mr. Tannehill has been a portfolio manager for the Adviser since 2004 managing the corporate bond portion of each fund’s portfolio. From 2001 to 2004, Mr. Tannehill was a portfolio manager for Commerce Capital Management, Inc. where he was responsible for managing over $200 million in individual, individual trust and endowment accounts. Mr. Tannehill has eight years prior experience with Morgan Keegan & Company, Inc. in investment research of both equity and fixed-income securities. Mr. Tannehill earned a BBA in 1983 and an MBA in 1984 from the University of Mississippi. He holds the Chartered Financial Analyst designation.

Accounts Managed by David H. Tannehill as of
March 31, 2007:

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Number of Accounts Managed

5

—

—

Number of Accounts Managed with Performance-Based Advisory Fees

—

—

—

Assets Managed

$
2,204,311,335

—

—

Assets Managed with Performance-Based Advisory Fees

—

—

—

The dollar range of shares of the Fund beneficially owned by David H. Tannehill as of March 31, 2007 was
$100,000-$500,000.

Managing Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts are presented with the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Adviser seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity because demand is larger than supply. In this instance, available opportunities are allocated. To deal with these situations, the Adviser and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Adviser or an affiliate acts as subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

•

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

The Adviser
seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. The
Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following four elements:

Base salary

Each portfolio manager is paid a base salary. In setting the base salary, the Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual bonus

Each portfolio manager
is eligible to receive an annual cash bonus. A portion of this bonus is determined by the portfolio manager’s investment management results measured against the relevant peer group or index and the remaining portion of this bonus is discretionary, which takes into consideration such factors as the portfolio manager’s support of the firm’s policies and procedures, the portfolio manager’s acquisition of new business and the portfolio manager’s service to existing clients.

Equity-based compensation

Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Regions Financial Corporation’s stock from pools determined from time to time by the Remuneration Committee of Regions Financial Corporation’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no reportable purchases for the period covered by this report.

Item 10.
Submission of Matters to a Vote of Security Holders.

There have
been no material changes to the procedures by which the stockholders may recommend nominees to the Fund’s Board of Directors.

Item 11.
Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the
Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the
Fund’s management to allow timely decisions regarding required disclosure.

(b)
The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.
Exhibits.

(a)(1)
The code of ethics pursuant to Item 2 is filed herewith.

(a)(2)
The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) are filed herewith.

(a)(3)
Not applicable.

(b)
The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities
Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Fund specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund):

RMK Multi-Sector High Income Fund, Inc.

By (Signature and Title):

/s/ Brian B. Sullivan

Brian B. Sullivan

President and Principal Executive Officer

Date:

June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Brian B. Sullivan

Brian B. Sullivan

President and Principal Executive Officer

Date:

June 6, 2007

By (Signature and Title):

/s/ J. Thompson Weller

J. Thompson Weller

Treasurer and Principal Financial Officer

Date:

June 6, 2007